                       STATEMENT OF ADDITIONAL INFORMATION

                                 OCTOBER 1, 1997

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                 ISSUED BY THE NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-II

   This Statement of Additional Information is not a prospectus. It contains information in addition to and in some respects more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated October 1, 1997. The prospectus may be obtained from Nationwide Life Insurance Company by writing P. O. Box 182356, Columbus, Ohio 43218-2356, or calling 1-800-243-6295, TDD 1-800-238-3035.

                                TABLE OF CONTENTS
                                                                            PAGE
General Information and History. . . . . . . . . . . . . . . . . . . . . . . 1
Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
Purchase of Securities Being Offered . . . . . . . . . . . . . . . . . . . . 1
Underwriters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
Calculations of Performance. . . . . . . . . . . . . . . . . . . . . . . . . 2
Underlying Mutual Fund Performance Summary . . . . . . . . . . . . . . . . . 3
Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

GENERAL INFORMATION AND HISTORY

   Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $67.5 billion as of December 31, 1996.

SERVICES

   The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

   The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the underlying Mutual Funds. The Company, or affiliates of the Company may have entered into agreements with either the investment adviser or distributor for several of the underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular underlying Mutual Funds. These fees in no way affect the net asset value of the underlying Mutual Funds or fees paid by the Contract Owner.

   The financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

   The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

   The Contract Owner may transfer up to 100% of the Contract Value from the Variable Account to the Fixed Account. However, the Company, at its sole discretion, reserves the right to limit such transfers to 25% of the Contract Value for any 12 month period. Contract Owners may at the maturity of an Interest Rate

Guarantee Period transfer a portion of the Contract Value of the Fixed Account to the Variable Account. Such portion will be determined by the Company at its sole discretion (but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing), and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfers under this provision must be made within 45 days after the termination date of the guarantee period. Owners who have entered into a Dollar Cost Averaging agreement with the Company may transfer from the Fixed Account under the terms of that agreement.

   Transfers from the Fixed and Variable Accounts may not be made prior to the first Contract Anniversary. Transfers from the Fixed Account may not be made within 12 months of any prior Transfer. Transfers must also be made prior to the Annuitization Date.

UNDERWRITERS

   The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1996, 1995 and 1994, no underwriting commissions were paid by the Company to NAS.

CALCULATIONS OF PERFORMANCE

   Any current yield quotations of the Nationwide Separate Account Trust Money Market Fund Sub-Account, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. As of December 31, 1996, the Nationwide Separate Account Trust Money Market Fund Sub-Account's seven-day current unit value yield was 3.64%. The Nationwide Separate Account Trust Money Market Fund Sub-Account's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund, and for the period ending December 31, 1996 was 3.70%.

   The Nationwide Separate Account Trust Money Market Fund Sub-Account's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Sub-Account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a Contract Owner's investment in the Nationwide Separate Account Trust Money Market Fund Sub-Account is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

   All performance advertising shall also include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the Securities and Exchange Commission, to facilitate comparison with standardized average annual total return advertised for a specific period is found by first taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a maximum $30 Contract Maintenance Charge and a 1.30% Mortality, Expense Risk and Administration Charge. The redeemable value also reflects the effect of any applicable Contingent Deferred Sales Charge that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable Contingent Deferred Sales Charge. Reflecting the Contingent Deferred Sales Charge would decrease the level of the performance advertised. The Contingent Deferred Sales Charge is not reflected because the Contract is designed for long term investment.

An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment used affects performance because the Contract Maintenance Charge is fixed per Contract charge.

   The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both the standardized average annual return and the nonstandardized average annual total return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying Mutual Fund held in the Sub-Account has been in existence, if the underlying Mutual Fund has not been in existence for one of the prescribed periods. For those underlying Mutual Funds which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Funds would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

   Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, would not be considered a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.

   Below are quotations of standardized average annual total return and nonstandardized average annual total return calculated as described above, for each of the Sub-Accounts available within the Variable Account.

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                          NON-STANDARDIZED TOTAL RETURN
--------------------------------------------------------------------------------
                              1 Year To   5 Years To  Life of Fund   Date Fund
     SUB-ACCOUNT OPTIONS      12/31/96     12/31/96    To 12/31/96    Effective
--------------------------------------------------------------------------------
 American Century Variable      10.44%       5.02%       8.53%        5-01-91
 Portfolios, Inc. -
 American Century VP
 Balanced

 American Century Variable      -5.87%       4.51%       9.14%       11-20-87
 Portfolios, Inc. -
 American Century VP
 Capital Appreciation

 American Century Variable      12.61%        N/A        5.98%        5-01-94
 Portfolios, Inc. -
 American Century VP
 International

 American Century Variable        N/A         N/A       17.11%        5-01-96
 Portfolios, Inc. -
 American Century VP Value

 AVIS Growth Fund               11.58%      12.63%      13.49%*       2-08-84

 AVIS High Yield Bond           11.43%       9.33%      10.04%*       2-08-84
 Fund

 AVIS US Govt./AAA-rated         1.46%       4.71%       5.63%*      11-19-85

 Dreyfus Socially               19.35%        N/A       17.55%       10-06-93
 Responsible Growth Fund

 Dreyfus Stock Index Fund       20.64%      12.88%      11.92%        9-29-89

 Dreyfus Variable               17.78%        N/A       25.18%        5-02-94
 Investment
 Fund - Growth & Income
 Portfolio

 Fidelity VIP Fund-             12.49%      16.21%      12.04%*      10-09-86
 Equity Income Portfolio

 Fidelity VIP Fund-Growth       12.91%      13.42%      13.46%*      10-09-86
 Portfolio

                         NON-STANDARDIZED TOTAL RETURN
--------------------------------------------------------------------------------
                             1 Year To    5 Years To Life of Fund   Date Fund
     SUB-ACCOUNT OPTIONS      12/31/96     12/31/96   To 12/31/96   Effective
--------------------------------------------------------------------------------
 Fidelity VIP Fund-High         12.24%      13.24%       9.45%*       9-09-85
 Income Portfolio

 Fidelity VIP Fund-             11.44%       7.43%       6.24%        1-28-87
 Overseas Portfolio

 Fidelity VIP Fund II-Asset     12.81%       9.56%       9.99%        9-06-89
 Manager.

 Fidelity VIP Fund II-          19.42%        N/A       28.31%        7-01-95
 Contrafund Portfolio

 NSAT-                          24.19%        N/A       12.50%        4-15-92
 Capital Appreciation Fund

 NSAT-Government Bond Fund       1.83%       5.37%       6.77%*      11-08-82

 NSAT-Money Market Fund          3.44%       2.51%       4.12%*      11-10-81

 NSAT-Small Company Fund        20.92%        N/A       30.78%       10-23-95

 NSAT-Total Return              19.95%      12.05%      10.92%*      11-08-82

 N&B Advisers Management         7.41%       8.13%       9.78%*       9-10-84
 Trust-Growth Portfolio

 N&B Advisers Management         2.64%       3.67%       5.05%*       9-10-84
 Trust-Limited Maturity
 Bond

 N&B Advisers Management        27.58%        N/A       19.85%        3-22-94
 Trust-Partners Portfolio

 Oppenheimer Variable            3.13%       6.01%       7.17%*       4-30-85
 Account Funds-Bond Fund

 Oppenheimer Variable           15.96%      10.72%       8.95%       11-12-90
 Account Funds-Global
 Securities Fund

 Oppenheimer Variable           13.69%       9.96%       9.87%        2-09-87
 Account Funds-Multiple
 Strategies Fund

 Strong Special Fund II,        16.31%        N/A       17.14%        5-08-92
 Inc.

 Strong Variable Insurance      -0.81%        N/A       10.56%        5-08-92
 Funds, Inc.-Discovery Fund
 II, Inc.

 Strong Variable Insurance       8.64%        N/A        8.99%       10-23-95
 Funds, Inc.- International
 Stock II

 Van Eck Worldwide               0.88%       2.25%       5.02%        9-01-89
 Insurance Trust-Worldwide
 Bond Fund

 Van Eck Worldwide              16.22%      12.82%       6.53%        9-01-89
 Insurance Trust-Worldwide
 Hard Assets Fund

 Van Eck Worldwide              24.89%        N/A       22.93%       12-27-95
 Insurance Trust -
 Worldwide Emerging Markets
 Fund

 Van Kampen American            38.40%        N/A       30.27%        7-01-95
 Capital Life Investment
 Trust-Real Estate
 Securities Fund

 Warburg Pincus Trust-           8.25%        N/A        9.79%        7-01-95
 International Equity
 Portfolio

 Warburg Pincus Trust -           N/A         N/A      -10.04%        9-30-96
 Post-Venture Capital
 Portfolio

 Warburg Pincus Trust-Small     12.12%        N/A       24.50%        7-01-95
 Company Growth Portfolio


* Represents 10 years to 12/31/96.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                           1 Year To     5 Years To  Life of Fund    Date Fund
   SUB-ACCOUNT OPTIONS      12/31/96      12/31/96    To 12/31/96    Effective
--------------------------------------------------------------------------------
 American Century             2.34%        1.80%         5.73%         5-01-91
 Variable Portfolios,
 Inc.- American Century
 VP Balanced

 American Century           -13.46%        1.48%         6.80%        11-20-87
 Variable Portfolios,
 Inc.- American Century
 VP Capital Appreciation

 American Century             4.51%         N/A          1.16%         5-01-94
 Variable Portfolios,
 Inc.- American Century
 VP International

 American Century              N/A          N/A          7.41%         5-01-96
 Variable Portfolios,
 Inc. - American Century
 VP Value

 AVIS-Growth Fund             3.48%       10.03%        11.67%*        2-08-84

 AVIS-High Yield Bond         3.33%        6.63%         8.00%*        2-08-84
 Fund

 AVIS-US Govt./AAA-rated     -6.56%        1.80%         3.20%*       11-19-85

 Dreyfus Socially            11.25%         N/A         13.50%        10-06-93
 Responsible Growth Fund

 Dreyfus Stock Index         12.54%       10.13%         9.20%         9-19-89
 Fund

 Dreyfus Variable             9.68%         N/A         21.08%         5-02-94
 Investment Fund -
 Growth & Income
 Portfolio

 Fidelity VIP Fund-           4.39%       13.82%         9.90%*       10-09-86
 Equity Income Portfolio

 Fidelity VIP Fund-           4.81%       10.84%        11.55%*       10-09-86
 Growth Portfolio

 Fidelity VIP Fund-High       4.14%       10.84%         7.08%*        9-09-85
 Income Portfolio

 Fidelity VIP Fund-           3.34%        4.50%         3.67%         1-28-87
 Overseas Portfolio

 Fidelity VIP Fund II-        4.71%        6.90%         7.46%         9-06-89
 Asset Manager Portfolio

 Fidelity VIP Fund II -      11.32%         N/A         23.79%         7-01-95
 Contrafund Portfolio

 NSAT-Capital                16.09%         N/A          9.35%         4-15-92
 Appreciation Fund

 NSAT-Government Bond        -6.21%        2.47%         4.49%*       11-08-82
 Fund

 NSAT-Money Market Fund      -4.66%       -0.61%         1.65%*       11-10-81

 NSAT-Small Company Fund     12.82%         N/A         21.64%        10-23-95

 NSAT-Total Return Fund      11.85%        9.31%         8.75%*       11-08-82

 N&B Advisers Management     -0.69%        5.28%         7.71%*        9-10-84
 Trust-Growth Portfolio

 N&B Advisers Management     -5.45%        0.64%         2.63%*        9-10-84
 Trust-Limited
 Maturity Bond Portfolio

 N&B Advisers Management     19.48%         N/A         15.73%         3-22-94
 Trust-Partners
 Portfolio

 Oppenheimer Variable        -4.97%        3.15%         4.92%*        4-30-85
 Account Funds-Bond Fund

 Oppenheimer Variable         7.86%        8.11%         5.91%        11-12-90
 Account Funds-Global
 Securities Fund

 Oppenheimer Variable         5.59%        7.25%         7.77%         2-09-87
 Account Funds-Multiple
 Strategies Fund.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                           1 Year To     5 Years To  Life of Fund    Date Fund
   SUB-ACCOUNT OPTIONS      12/31/96      12/31/96    To 12/31/96    Effective
--------------------------------------------------------------------------------
 Strong Special Fund II,      8.21%         N/A         14.45%         5-08-92
 Inc.

 Strong Variable             -8.70%         N/A          7.58%         5-08-92
 Insurance Funds, Inc.-
 Discovery Fund II, Inc.

 Strong Variable              0.54%         N/A         -0.14%        10-23-95
 Insurance Funds, Inc.-
 International Stock
 Fund II

 Van Eck Worldwide           -7.11%       -1.00%         2.24%         9-01-89
 Insurance Trust-
 Worldwide Bond

 Van Eck Worldwide            8.12%       10.29%         3.35%         9-01-89
 Insurance Trust-
 Worldwide Hard Assets-
 Fund

 Van Eck Worldwide           16.79%         N/A         11.62%        12-27-95
 Insurance Trust -
 Worldwide Emerging
 Markets Fund

 Van Kampen American         30.30%         N/A         23.24%         7-01-95
 Capital Life Investment
 Trust-Real Estate
 Securities Fund

 Warburg Pincus Trust-        0.15%         N/A          2.68%         7-01-95
 International Equity
 Portfolio

 Warburg Pincus Trust -        N/A          N/A        -18.85%         9-30-96
 Post-Venture Capital
 Portfolio

 Warburg Pincus Trust-        4.02%         N/A         17.79%         7-01-95
 Small Company Growth
 Portfolio

* Represents 10 years to 12/31/96.

ANNUITY PAYMENTS

  See "Frequency and Amount of Annuity Payments" located in the prospectus.

1
                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-II:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-II as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997

2
                         NATIONWIDE VARIABLE ACCOUNT-II
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 1996

ASSETS:

   Investments at market value:

      American VI Series - Growth Fund (AVISGro)
         591,641 shares (cost $17,724,667) .............................................     $   23,446,735

      American VI Series - High-Yield Bond Fund (AVISHiYld)
         206,455 shares (cost $2,831,913) ..............................................          2,970,891

      American VI Series - U.S. Government/AAA-Rated Securities Fund (AVISGvt)
         558,936 shares (cost $6,405,065) ..............................................          6,125,940

      Dreyfus VIF - Growth and Income Portfolio (DryGroInc)
         10,651 shares (cost $208,490) .................................................            208,234

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         4,048,465 shares (cost $80,578,592) ...........................................         81,333,655

      Dreyfus Stock Index Fund (DryStkIx)
         22,473,273 shares (cost $421,400,078) .........................................        455,757,970

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         88,020,775 shares (cost $1,496,527,408) .......................................      1,851,076,908

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         53,397,112 shares (cost $1,442,803,412) .......................................      1,662,786,063

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         52,277,585 shares (cost $618,483,737) .........................................        654,515,361

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         29,860,586 shares (cost $497,414,533) .........................................        562,573,437

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         54,719,104 shares (cost $789,170,511) .........................................        926,394,430

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         31,863,416 shares (cost $470,893,739) .........................................        527,658,176

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         8,543,374 shares (cost $130,457,688) ..........................................        139,086,134

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         25,523,974 shares (cost $278,390,626) .........................................        281,784,675

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         842,095,034 shares (cost $842,095,034) ........................................        842,095,034

      Nationwide SAT - Small Company Fund (NSATSmCo)
         11,411,941 shares (cost $153,200,271) .........................................        158,511,867

      Nationwide SAT - Total Return Fund (NSATTotRe)
         43,928,334 shares (cost $493,101,989) .........................................        582,928,991

      Neuberger & Berman - Growth Portfolio (NBAMTGro)
         14,576,973 shares (cost $355,570,591) .........................................        375,794,365

      Neuberger & Berman - Limited Maturity Bond Portfolio (NBAMTLMat)
         14,503,021 shares (cost $202,666,998) .........................................        203,767,444


3

      Neuberger & Berman - Partners Portfolio (NBAMTPart)
         21,480,783 shares (cost $316,971,355) .........................................      354,003,309

      Oppenheimer - Bond Fund (OppBdFd)
         18,495,009 shares (cost $212,436,168) .........................................      215,096,952

      Oppenheimer - Global Securities Fund (OppGlSec)
         17,352,191 shares (cost $273,206,728) .........................................      306,613,219

      Oppenheimer - Multiple Strategies Fund (OppMult)
         15,186,448 shares (cost $210,778,683) .........................................      237,364,175

      Strong Special Fund II, Inc. (StSpec2)
         31,310,474 shares (cost $502,480,063) .........................................      602,413,525

      Strong VIF - Strong Discovery Fund II (StDisc2)
         19,325,445 shares (cost $231,435,391) .........................................      208,714,811

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         6,217,919 shares (cost $69,638,167) ...........................................       69,827,234

      TCI Portfolios - TCI Balanced (TCIBal)
         17,471,812 shares (cost $113,742,920) .........................................      131,737,463

      TCI Portfolios - TCI Growth (TCIGro)
         44,171,041 shares (cost $481,435,940) .........................................      452,311,464

      TCI Portfolios - TCI International (TCIInt)
         14,897,654 shares (cost $81,567,837) ..........................................       88,790,017

      TCI Portfolios - TCI Value (TCIValue)
         192,219 shares (cost $1,073,951) ..............................................        1,072,583

      Van Eck - Gold and Natural Resources Fund (VEGoldNR)
         9,078,169 shares (cost $146,560,262) ..........................................      151,786,988

      Van Eck - Worldwide Bond Fund (VEWrldBd)
         9,841,666 shares (cost $109,164,680) ..........................................      109,242,492

      Van Eck - Worldwide Emerging Markets Fund (VEWrldEMkt)
         975,190 shares (cost $12,083,831) .............................................       12,180,122

      Van Kampen American Capital LIT - Real Estate Securities Fund (VKACRESec)
         10,164,489 shares (cost $130,485,494) .........................................      150,231,143

      Warburg Pincus - International Equity Portfolio (WPIntEq)
         23,071,607 shares (cost $262,173,995) .........................................      264,862,050

      Warburg Pincus - Post Venture Capital Portfolio (WPPVenCap)
         968,094 shares (cost $9,297,111) ..............................................        9,448,597

      Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)
         18,047,620 shares (cost $255,570,779) .........................................      257,178,579
                                                                                          ---------------
            Total investments ..........................................................   12,961,691,033

   Accounts receivable .................................................................          344,106
                                                                                         ----------------
            Total assets ...............................................................   12,962,035,139

ACCOUNTS PAYABLE .......................................................................       32,685,984
                                                                                         ----------------
CONTRACT OWNERS' EQUITY (NOTE 4) ....................................................... $ 12,929,349,155
                                                                                         ----------------
                                                                                         ----------------



See accompanying notes to financial statements.

4


                         NATIONWIDE VARIABLE ACCOUNT-II
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                      1996                1995                1994
                                                                      ----                ----                ----
INVESTMENT ACTIVITY:
   Reinvested capital gains and dividends ...................      $  600,928,342         255,746,278         219,361,059
   Mortality, expense and administration charges (note 2) ...        (146,901,903)        (94,261,621)        (63,749,637)
                                                                 ----------------     ---------------     ---------------
      Net investment activity ...............................         454,026,439         161,484,657         155,611,422
                                                                 ----------------     ---------------     ---------------

   Proceeds from mutual fund shares sold ....................       4,787,197,972       2,702,034,116       2,081,239,624
   Cost of mutual fund shares sold ..........................      (4,367,124,608)     (2,527,741,633)     (1,966,796,733)
                                                                 ----------------     ---------------     ---------------
      Realized gain (loss) on investments ...................         420,073,364         174,292,483         114,442,891
   Change in unrealized gain (loss) on investments ..........         281,999,873         974,875,269        (372,586,662)
                                                                 ----------------     ---------------     ---------------
      Net gain (loss) on investments ........................         702,073,237       1,149,167,752        (258,143,771)
                                                                 ----------------     ---------------     ---------------
         Net increase (decrease) in contract owners'
            equity resulting from operations ................       1,156,099,676       1,310,652,409        (102,532,349)
                                                                 ----------------     ---------------     ---------------
EQUITY TRANSACTIONS:
   Purchase payments received from contract owners ..........       3,619,439,725       2,272,793,729       2,110,347,434
   Redemptions ..............................................        (664,029,620)       (445,809,864)       (229,544,830)
   Annuity benefits .........................................            (792,443)           (401,351)           (155,993)
   Annual contract maintenance charge (note 2) ..............          (6,040,328)         (5,167,706)         (3,881,459)
   Contingent deferred sales charges (note 2) ...............         (10,783,506)         (7,795,056)         (4,253,379)
   Adjustments to maintain reserves .........................             559,630            (180,793)             29,075
                                                                 ----------------     ---------------     ---------------
       Net equity transactions ..............................       2,938,353,458       1,813,438,959       1,872,540,848
                                                                 ----------------     ---------------     ---------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .......................       4,094,453,134       3,124,091,368       1,770,008,499
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .................       8,834,896,021       5,710,804,653       3,940,796,154
                                                                 ----------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......................    $ 12,929,349,155       8,834,896,021       5,710,804,653
                                                                 ----------------     ---------------     ---------------
                                                                 ----------------     ---------------     ---------------



See accompanying notes to financial statements.

5
                         NATIONWIDE VARIABLE ACCOUNT-II
                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 1996, 1995 AND 1994

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization and Nature of Operations

      The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

      The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

   (b) The Contracts

      Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

      With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

         Funds of the American Variable Insurance Series (American VI Series) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);
            American VISeries - Growth Fund (AVISGro)
            American VISeries - High-Yield Bond Fund (AVISHiYld)
            American VISeries - U.S. Government/AAA-Rated Securities Fund
                                (AVISGvt)

         Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Growth andIncome Portfolio (DryGroInc)

         The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

         Dreyfus Stock Index Fund (DryStkIx)

         Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
            Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
            Fidelity VIP - Growth Portfolio (FidVIPGr)
            Fidelity VIP - High Income Portfolio (FidVIPHI)
            Fidelity VIP - Overseas Portfolio (FidVIPOv)

         Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
            Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
            Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

         Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
            Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
            Nationwide SAT - Money Market Fund (NSATMyMkt)
            Nationwide SAT - Small Company Fund (NSATSmCo)
            Nationwide SAT - Total Return Fund (NSATTotRe)

         Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman);
            Neuberger & Berman - Growth Portfolio (NBAMTGro)
            Neuberger & Berman - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger & Berman - Partners Portfolio (NBAMTPart)

6

         Funds of the Oppenheimer Variable Account Funds (Oppenheimer);
            Oppenheimer - Bond Fund (OppBdFd)
            Oppenheimer - Global Securities Fund (OppGlSec)
            Oppenheimer - Multiple Strategies Fund (OppMult)

         Strong Special Fund II, Inc. (StSpec2)

         Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
            Strong VIF - Strong Discovery Fund II (StDisc2)
            Strong VIF - Strong International Stock Fund II (StIntStk2)

         Portfolios of the TCIPortfolios, Inc. (TCI Portfolios);
            TCI Portfolios - TCI Balanced (TCIBal)
            TCI Portfolios - TCI Growth (TCIGro)
            TCI Portfolios - TCI International (TCIInt)
            TCI Portfolios - TCIValue (TCIValue)

         Funds of the Van Eck Worldwide Insurance Trust (Van Eck);
            Van Eck - Gold and Natural Resources Fund (VEGoldNR) Van Eck - Worldwide Bond Fund (VEWrldBd)
                (formerly Van Eck - Global Bond Fund (VEGlobBd)
            Van Eck - Worldwide Emerging Markets Fund (VEWrldEMkt)

         Fund of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);
            Van Kampen American Capital LIT - Real Estate Securities
            Fund (VKACRESec)

         Portfolios of the Warburg Pincus Trust (Warburg Pincus);
            Warburg Pincus - International Equity Portfolio (WPIntEq) Warburg Pincus - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)

      At December 31, 1996, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

      The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

   (c) Security Valuation, Transactions and Related Investment Income

      The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

   (d) Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

      The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

   (e) Use of Estimates in the Preparation of Financial Statements

      The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (f) Reclassifications

      Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

7

(2) EXPENSES

      The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

      The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision Annuity(SM) contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

(3) SCHEDULE I

      Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

            -  Beginning unit value - Jan. 1

            -  Reinvested capital gains and dividends
               (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

            -  Unrealized gain (loss)
               (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

            -  Contract charges
               (This amount reflects the decrease in the unit value due to the mortality risk charge, an expense risk charge and an administration charge discussed in note 2.)

            -  Ending unit value - Dec. 31

            -  Percentage increase (decrease) in unit value.

      For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.

8

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

      The following is a summary of contract owners' equity at December 31, 1996, for each series, in both the accumulation and payout phases.

Contract owners' equity represented by:                                     UNITS       UNIT VALUE
                                                                            -----       ----------
   Contracts in accumulation phase:
      The BEST OF AMERICA(R) Nationwide Insurance
      Enterprise Annuity contracts:
         Dreyfus VIF - Growth and Income Portfolio:
            Non-tax qualified ..........................................         100      $ 9.988028            $    999
         The Dreyfus Socially Responsible Growth Fund, Inc.:
            Tax qualified ..............................................       3,819       12.423035              47,444
            Non-tax qualified ..........................................       4,955       12.423035              61,556
         Dreyfus Stock Index Fund:
            Tax qualified ..............................................      21,527       12.854891             276,727
            Non-tax qualified ..........................................      17,543       12.854891             225,513
         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ..............................................      38,049       12.163794             462,820
            Non-tax qualified ..........................................      26,246       12.163794             319,251
         Fidelity VIP - Growth Portfolio:
            Tax qualified ..............................................      38,429       10.972453             421,660
            Non-tax qualified ..........................................      35,425       10.972453             388,699
         Fidelity VIP - High Income Portfolio:
            Tax qualified ..............................................      13,647       11.487324             156,768
            Non-tax qualified ..........................................      18,821       11.487324             216,203
         Fidelity VIP - Overseas Portfolio:
            Tax qualified ..............................................         511       11.775309               6,017
            Non-tax qualified ..........................................       3,662       11.775309              43,121
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ..............................................       6,477       11.975202              77,563
            Non-tax qualified ..........................................       1,925       11.975202              23,052
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ..............................................      14,615       12.282942             179,515
            Non-tax qualified ..........................................      12,689       12.282942             155,858
         Nationwide SAT - Capital Appreciation Fund:
            Tax qualified ..............................................      12,286       13.467403             165,461
            Non-tax qualified ..........................................      16,971       13.467403             228,555
         Nationwide SAT - Government Bond Fund:
            Tax qualified ..............................................       5,170       10.534938              54,466
            Non-tax qualified ..........................................      16,048       10.534938             169,065
         Nationwide SAT - Money Market Fund:
            Tax qualified ..............................................      32,496       10.507347             341,447
            Non-tax qualified ..........................................      33,761       10.507347             354,739
         Nationwide SAT - Small Company Fund:
            Tax qualified ..............................................      13,231       13.903343             183,955
            Non-tax qualified ..........................................      31,720       13.903343             441,014
         Nationwide SAT - Total Return Fund:
            Tax qualified ..............................................      49,402       12.691338             626,977
            Non-tax qualified ..........................................      65,856       12.691338             835,801
         Neuberger & Berman - Growth Portfolio:
            Tax qualified ..............................................       6,941       10.795282              74,930
            Non-tax qualified ..........................................       7,119       10.795282              76,852
         Neuberger & Berman - Limited Maturity Bond Portfolio:
            Tax qualified ..............................................       1,473       10.533549              15,516
            Non-tax qualified ..........................................       2,542       10.533549              26,776
         Neuberger & Berman - Partners Portfolio:
            Tax qualified ..............................................      11,527       13.585552             156,601
            Non-tax qualified ..........................................      19,721       13.585552             267,921
         Oppenheimer - Bond Fund:
            Tax qualified ..............................................       5,191       10.693801              55,512
            Non-tax qualified ..........................................       2,496       10.693801              26,692


9

         Oppenheimer - Global Securities Fund:
            Tax qualified .............................................        1,508       11.787738              17,776
            Non-tax qualified .........................................        4,650       11.787738              54,813
         Oppenheimer - Multiple Strategies Fund:
            Tax qualified .............................................        4,469       11.803522              52,750
            Non-tax qualified .........................................        4,093       11.803522              48,312
         Strong Special Fund II, Inc.:
            Tax qualified .............................................        7,847       12.408965              97,373
            Non-tax qualified .........................................        8,283       12.408965             102,783
         Strong VIF - Strong Discovery Fund II:
            Tax qualified .............................................          897       10.467953               9,390
            Non-tax qualified .........................................        5,000       10.467953              52,340
         Strong VIF - Strong International Stock Fund II:
            Tax qualified .............................................        3,313       11.142737              36,916
            Non-tax qualified .........................................        2,222       11.142737              24,759
         TCI Portfolios - TCI Balanced:
            Tax qualified .............................................        5,362       11.371689              60,975
            Non-tax qualified .........................................        1,084       11.371689              12,327
         TCI Portfolios - TCI Growth:
            Tax qualified .............................................        7,475        9.377268              70,095
            Non-tax qualified .........................................       10,548        9.377268              98,911
         TCI Portfolios - TCI International:
            Tax qualified .............................................          365       11.752593               4,290
            Non-tax qualified .........................................        9,164       11.752593             107,701
         TCI Portfolios - TCI Value:
            Non-tax qualified .........................................          109       10.143681               1,106
         Van Eck - Gold and Natural Resources Fund:
            Tax qualified .............................................        1,121       12.953621              14,521
            Non-tax qualified .........................................        8,904       12.953621             115,339
         Van Eck - Worldwide Bond Fund:
            Tax qualified .............................................          683       10.285816               7,025
            Non-tax qualified .........................................          181       10.285816               1,862
         Van Eck - Worldwide Emerging Markets Fund:
            Non-tax qualified .........................................          151       10.078944               1,522
         Van Kampen American Capital LIT - Real Estate Securities Fund:
            Tax qualified .............................................        3,666       14.773661              54,160
            Non-tax qualified .........................................       10,037       14.773661             148,283
         Warburg Pincus - International Equity Portfolio:
            Tax qualified .............................................        6,990       11.306243              79,031
            Non-tax qualified .........................................        7,213       11.306243              81,552
         Warburg Pincus - Post Venture Capital Portfolio:
            Non-tax qualified .........................................           74       10.164891                 752
         Warburg Pincus - Small Company Growth Portfolio:
            Tax qualified .............................................       11,253       12.604244             141,836
            Non-tax qualified .........................................       26,142       12.604244             329,500
      The BEST OF AMERICA(R) contracts:
         American VI Series - Growth Fund:
            Tax qualified .............................................      486,423       24.479182          11,907,237
            Non-tax qualified .........................................      471,250       24.479182          11,535,815
         American VI Series - High-Yield Bond Fund:
            Tax qualified .............................................       74,769       23.160826           1,731,712
            Non-tax qualified .........................................       53,096       23.160826           1,229,747
         American VI Series - U.S. Government Fund/AAA-Rated Securities Fund:
            Tax qualified .............................................      183,087       18.395431           3,367,964
            Non-tax qualified .........................................      149,634       18.395431           2,752,582
         Dreyfus VIF - Growth and Income Portfolio:
            Tax qualified .............................................       15,022        9.986925             150,024
            Non-tax qualified .........................................        2,643        9.986925              26,395


10

         The Dreyfus Socially Responsible Growth Fund, Inc.:
            Tax qualified ...........................................      1,552,615       17.037112          26,452,076
            Non-tax qualified .......................................      1,190,421       17.037112          20,281,336
         Dreyfus Stock Index Fund:
            Tax qualified ...........................................      7,592,255       16.470432         125,047,720
            Non-tax qualified .......................................      6,210,747       16.470432         102,293,686
         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ...........................................     23,565,494       28.043676         660,863,079
            Non-tax qualified .......................................     20,058,276       28.043676         562,507,793
         Fidelity VIP - Growth Portfolio:
            Tax qualified ...........................................     17,849,804       38.497038         687,164,583
            Non-tax qualified .......................................     13,715,597       38.497038         528,009,859
         Fidelity VIP - High Income Portfolio:
            Tax qualified ...........................................      7,274,256       24.553550         178,608,808
            Non-tax qualified .......................................      8,722,126       24.553550         214,159,157
         Fidelity VIP - Overseas Portfolio:
            Tax qualified ...........................................     13,781,464       16.573676         228,409,519
            Non-tax qualified .......................................     12,840,712       16.573676         212,817,800
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ...........................................     21,570,235       20.422622         440,520,756
            Non-tax qualified .......................................     13,822,886       20.422622         282,299,576
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ...........................................     10,594,586       13.255157         140,432,901
            Non-tax qualified .......................................      9,866,842       13.255157         130,786,540
         Nationwide SAT - Capital Appreciation Fund:
            Tax qualified ...........................................      2,288,355       17.979967          41,144,547
            Non-tax qualified .......................................      2,612,175       17.979967          46,966,820
         Nationwide SAT - Government Bond Fund:
            Tax qualified ...........................................      3,938,276       30.296925         119,317,653
            Non-tax qualified .......................................      3,184,368       30.216906          96,221,749
         Nationwide SAT - Money Market Fund:
            Tax qualified ...........................................      9,766,503       22.132823         216,160,282
            Non-tax qualified .......................................     10,963,993       22.132823         242,664,116
         Nationwide SAT - Small Company Fund:
            Tax qualified ...........................................      3,071,120       13.831813          42,479,158
            Non-tax qualified .......................................      3,061,699       13.831813          42,348,848
         Nationwide SAT - Total Return Fund:
            Tax qualified ...........................................      3,546,292       62.707634         222,379,581
            Non-tax qualified .......................................      3,148,253       61.092889         192,335,871
         Neuberger & Berman - Growth Portfolio:
            Tax qualified ...........................................      5,597,573       29.757359         166,568,989
            Non-tax qualified .......................................      4,702,904       29.757359         139,946,003
         Neuberger & Berman - Limited Maturity Bond Portfolio:
            Tax qualified ...........................................      3,722,398       16.791470          62,504,534
            Non-tax qualified .......................................      3,388,267       16.791470          56,893,984
         Neuberger & Berman - Partners Portfolio:
            Tax qualified ...........................................      5,383,558       17.256151          92,899,490
            Non-tax qualified .......................................      5,392,259       17.256151          93,049,636
         Oppenheimer - Bond Fund:
            Tax qualified ...........................................      3,808,030       17.356310          66,093,349
            Non-tax qualified .......................................      3,276,566       17.356310          56,869,095
         Oppenheimer - Global Securities Fund:
            Tax qualified ...........................................      7,895,779       13.266755         104,751,366
            Non-tax qualified .......................................      5,355,527       13.266755          71,050,465
         Oppenheimer - Multiple Strategies Fund:
            Tax qualified ...........................................      4,869,534       18.045475          87,873,054
            Non-tax qualified .......................................      3,811,559       18.045475          68,781,393
         Strong Special Fund II, Inc.:
            Tax qualified ...........................................     11,342,542       21.072564         239,016,442
            Non-tax qualified .......................................      8,634,564       21.072564         181,952,403


11

         Strong VIF - Strong Discovery Fund II:
            Tax qualified ...........................................      4,502,456       16.129688          72,623,211
            Non-tax qualified .......................................      3,833,429       16.129688          61,832,014
         Strong VIF - Strong International Stock Fund II:
            Tax qualified ...........................................      1,788,555       11.140682          19,925,722
            Non-tax qualified .......................................      1,660,749       11.140682          18,501,876
         TCI Portfolios - TCI Balanced:
            Tax qualified ...........................................      3,254,121       14.300170          46,534,484
            Non-tax qualified .......................................      2,577,277       14.300170          36,855,499
         TCI Portfolios - TCI Growth:
            Tax qualified ...........................................      9,324,052       23.677551         220,770,717
            Non-tax qualified .......................................      6,231,979       23.677551         147,558,001
         TCI Portfolios - TCI International:
            Tax qualified ...........................................      2,194,705       11.745639          25,778,213
            Non-tax qualified .......................................      1,758,586       11.745639          20,655,716
         TCI Portfolios - TCI Value:
            Tax qualified ...........................................         12,933       10.142565             131,174
            Non-tax qualified .......................................         77,276       10.142565             783,777
         Van Eck - Gold and Natural Resources Fund:
            Tax qualified ...........................................      3,151,393       16.248199          51,204,461
            Non-tax qualified .......................................      3,558,069       16.248199          57,812,213
         Van Eck - Worldwide Bond Fund:
            Tax qualified ...........................................      2,627,198       14.604281          38,368,338
            Non-tax qualified .......................................      2,639,292       14.604281          38,544,962
         Van Eck - Worldwide Emerging Markets Fund:
            Tax qualified ...........................................        271,881       10.077830           2,739,970
            Non-tax qualified .......................................        239,183       10.077830           2,410,446
         Van Kampen American Capital LIT - Real Estate Securities Fund:
            Tax qualified ...........................................      2,491,780       14.931303          37,205,522
            Non-tax qualified .......................................      3,554,657       14.931303          53,075,661
         Warburg Pincus - International Equity Portfolio:
            Tax qualified ...........................................      5,551,036       11.572294          64,238,221
            Non-tax qualified .......................................      5,736,148       11.572294          66,380,391
         Warburg Pincus - Post Venture Capital Portfolio:
            Tax qualified ...........................................        205,349       10.163772           2,087,120
            Non-tax qualified .......................................        198,784       10.163772           2,020,395
         Warburg Pincus - Small Company Growth Portfolio:
            Tax qualified ...........................................      4,899,073       13.973889          68,459,102
            Non-tax qualified .......................................      4,810,067       13.973889          67,215,342
      The BEST OF AMERICA(R) America's Vision Annuity(SM) contracts:
         Dreyfus VIF - Growth andIncome Portfolio:
            Tax qualified ...........................................          1,683        9.986704              16,808
            Non-tax qualified .......................................          1,403        9.986704              14,011
         The Dreyfus Socially Responsible Growth Fund, Inc.:
            Tax qualified ...........................................        863,844       16.091197          13,900,284
            Non-tax qualified .......................................      1,278,742       16.091197          20,576,489
         Dreyfus Stock Index Fund:
            Tax qualified ...........................................      5,666,553       16.369120          92,756,486
            Non-tax qualified .......................................      8,243,399       16.369120         134,937,187
         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ...........................................     16,618,114       16.150507         268,390,966
            Non-tax qualified .......................................     22,169,855       16.150507         358,054,398
         Fidelity VIP - Growth Portfolio:
            Tax qualified ...........................................     12,013,122       15.220265         182,842,900
            Non-tax qualified .......................................     17,297,852       15.220265         263,277,891
         Fidelity VIP - High Income Portfolio:
            Tax qualified ...........................................      8,108,419       13.162137         106,724,122
            Non-tax qualified .......................................     11,738,433       13.162137         154,502,863

12

         Fidelity VIP - Overseas Portfolio:
            Tax qualified ...........................................      3,807,002       12.718928          48,420,984
            Non-tax qualified .......................................      5,707,057       12.718928          72,587,647
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ...........................................      6,899,163       12.472730          86,051,397
            Non-tax qualified .......................................      9,363,900       12.472730         116,793,396
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ...........................................      8,168,270       13.235075         108,107,666
            Non-tax qualified .......................................     11,178,146       13.235075         147,943,601
         Nationwide SAT - Capital Appreciation Fund:
            Tax qualified ...........................................      1,424,586       15.932775          22,697,608
            Non-tax qualified .......................................      1,750,256       15.932775          27,886,435
         Nationwide SAT - Government Bond Fund:
            Tax qualified ...........................................      2,626,441       11.423331          30,002,705
            Non-tax qualified .......................................      3,145,104       11.423331          35,927,564
         Nationwide SAT - Money Market Fund:
            Tax qualified ...........................................     12,748,020       11.072205         141,148,691
            Non-tax qualified .......................................     18,836,301       11.072205         208,559,386
         Nationwide SAT - Small Company Fund:
            Tax qualified ...........................................      2,079,253       13.815158          28,725,209
            Non-tax qualified .......................................      3,209,131       13.815158          44,334,652
         Nationwide SAT - Total Return Fund:
            Tax qualified ...........................................      4,698,191       15.378605          72,251,624
            Non-tax qualified .......................................      6,080,735       15.378605          93,513,222
         Neuberger & Berman - Growth Portfolio:
            Tax qualified ...........................................      1,819,563       13.220449          24,055,440
            Non-tax qualified .......................................      3,383,799       13.220449          44,735,342
         Neuberger & Berman - Limited Maturity Bond Portfolio:
            Tax qualified ...........................................      2,722,579       11.092313          30,199,698
            Non-tax qualified .......................................      4,876,119       11.092313          54,087,438
         Neuberger & Berman - Partners Portfolio:
            Tax qualified ...........................................      3,997,138       17.213970          68,806,614
            Non-tax qualified .......................................      5,741,323       17.213970          98,830,962
         Oppenheimer - Bond Fund:
            Tax qualified ...........................................      3,583,135       11.601791          41,570,783
            Non-tax qualified .......................................      4,341,063       11.601791          50,364,106
         Oppenheimer - Global Securities Fund:
            Tax qualified ...........................................      4,661,410       12.171005          56,734,044
            Non-tax qualified .......................................      6,079,421       12.171005          73,992,663
         Oppenheimer - Multiple Strategies Fund:
            Tax qualified ...........................................      2,607,467       13.395639          34,928,687
            Non-tax qualified .......................................      3,408,601       13.395639          45,660,388
         Strong Special Fund II, Inc.:
            Tax qualified ...........................................      5,059,293       15.477893          78,307,196
            Non-tax qualified .......................................      6,638,439       15.477893         102,749,049
         Strong VIF - Strong Discovery Fund II:
            Tax qualified ...........................................      2,193,936       13.350547          29,290,246
            Non-tax qualified .......................................      3,358,454       13.350547          44,837,198
         Strong VIF - Strong International Stock Fund II:
            Tax qualified ...........................................      1,170,883       11.127252          13,028,710
            Non-tax qualified .......................................      1,645,592       11.127252          18,310,917
         TCI Portfolios - TCI Balanced:
            Tax qualified ...........................................      1,516,835       13.180739          19,993,006
            Non-tax qualified .......................................      2,144,874       13.180739          28,271,024
         TCI Portfolios - TCI Growth:
            Tax qualified ...........................................      2,639,035       12.067726          31,847,151
            Non-tax qualified .......................................      4,282,747       12.067726          51,683,017
         TCI Portfolios - TCI International:
            Tax qualified ...........................................      1,434,727       11.716901          16,810,554
            Non-tax qualified .......................................      2,170,866       11.716901          25,435,822

13

         TCI Portfolios - TCI Value:
            Tax qualified ...........................................          4,681       10.142340              47,476
            Non-tax qualified .......................................         10,752       10.142340             109,050
         Van Eck - Gold and Natural Resources Fund:
            Tax qualified ...........................................      1,203,386       13.331794          16,043,294
            Non-tax qualified .......................................      1,997,123       13.331794          26,625,232
         Van Eck - Worldwide Bond Fund:
            Tax qualified ...........................................      1,142,334       11.597396          13,248,100
            Non-tax qualified .......................................      1,639,285       11.597396          19,011,437
         Van Eck - Worldwide Emerging Markets Fund:
            Tax qualified ...........................................        343,730       10.077608           3,463,976
            Non-tax qualified .......................................        353,687       10.077608           3,564,319
         Van Kampen American Capital LIT - Real Estate Securities Fund:
            Tax qualified ...........................................      1,646,291       14.908696          24,544,052
            Non-tax qualified .......................................      2,361,457       14.908696          35,206,245
         Warburg Pincus - International Equity Portfolio:
            Tax qualified ...........................................      4,575,313       11.554772          52,866,699
            Non-tax qualified .......................................      7,026,060       11.554772          81,184,521
         Warburg Pincus - Post Venture Capital Portfolio:
            Tax qualified ...........................................        258,812       10.163549           2,630,448
            Non-tax qualified .......................................        266,629       10.163549           2,709,897
         Warburg Pincus - Small Company Growth Portfolio:
            Tax qualified ...........................................      3,578,020       13.952718          49,923,104
            Non-tax qualified .......................................      5,095,747       13.952718          71,099,521
                                                                           ---------       ---------
      Reserves for annuity contracts in payout phase:
            Tax qualified ...........................................                                          2,554,123
            Non-tax qualified .......................................                                          2,710,327
                                                                                                        ----------------
                                                                                                        $ 12,929,349,155
                                                                                                        ----------------
                                                                                                        ----------------

14


                                                                      SCHEDULE I

                         NATIONWIDE VARIABLE ACCOUNT-II
                             The BEST OF AMERICA(R)
               NATIONWIDE INSURANCE ENTERPRISE ANNUITY CONTRACTS
                      TAX QUALIFIED and NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                     YEARS ENDED DECEMBER 31, 1996 AND 1995

                                DRYGROINC      DRYSRGRO     DRYSTKIX     FIDVIPEI     FIDVIPGR     FIDVIPHI
- ------------------------------------------------------------------------------------------------------------
1996
  Beginning unit value -
    Jan. 1                    $10.000000    10.330490    10.575706    10.729806     9.643317    10.155366
- ------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends               .000000       .536263      .457726      .495196      .693009      .926355
- ------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)       (.010213)     1.647572     1.914712     1.030017      .719991      .492885
- ------------------------------------------------------------------------------------------------------------
  Contract charges             (.001759)     (.091290)    (.093253)    (.091225)    (.083864)    (.087282)
- ------------------------------------------------------------------------------------------------------------
  Ending unit value -
    Dec. 31                  $ 9.988028     12.423035    12.854891    12.163794    10.972453    11.487324
- ------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease)
     in unit value*  (a)            0%(b)         20%          22%          13%          14%          13%
- ------------------------------------------------------------------------------------------------------------
- ------------------------------------------------------------------------------------------------------------
1995
   Beginning unit value -
     Jan. 1                      **        $10.000000    10.000000    10.000000    10.000000    10.000000
- ------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .284361      .133565      .055400      .000000      .000000
- ------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      .059585      .455824      .688141     (.343684)     .168653
- ------------------------------------------------------------------------------------------------------------
   Contract charges                           (.013456)    (.013683)    (.013735)    (.012999)    (.013287)
- ------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $10.330490    10.575706    10.729806     9.643317    10.155366
- ------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                           3%(b)        6%(b)        7%(b)      (4)%(b)        2%(b)
- ------------------------------------------------------------------------------------------------------------
- ------------------------------------------------------------------------------------------------------------


                                FIDVIPOV      FIDVIPAM    FIDVIPCON    NSATCAPAP   NSATGVTBD
- --------------------------------------------------------------------------------------------
1996
  Beginning unit value -
    Jan. 1                   10.484931     10.533861    10.207482    10.763065   10.262495
- --------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends              .258087       .693290      .096225      .560736     .636972
- --------------------------------------------------------------------------------------------
  Unrealized gain (loss)      1.121390       .837636     2.068018     2.239869    (.282546)
- --------------------------------------------------------------------------------------------
  Contract charges            (.089099)     (.089585)    (.088783)    (.096267)   (.081983)
- --------------------------------------------------------------------------------------------
  Ending unit value -
    Dec. 31                  11.775309     11.975202    12.282942    13.467403   10.534938
- --------------------------------------------------------------------------------------------
  Percentage increase
    (decrease)
    in unit value*  (a)            12%           14%          20%          25%         3%
- --------------------------------------------------------------------------------------------
- --------------------------------------------------------------------------------------------
1995
   Beginning unit value -
     Jan. 1                  10.000000     10.000000    10.000000       **       10.000000
- --------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends             .000000       .000000      .131621                  .160077
- --------------------------------------------------------------------------------------------
   Unrealized gain (loss)      .498416       .547401      .089202                  .115777
- --------------------------------------------------------------------------------------------
   Contract charges           (.013485)     (.013540)    (.013341)                (.013359)
- --------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                 10.484931     10.533861    10.207482                10.262495
- --------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)            5%(b)         5%(b)        2%(b)                   3%(b)
- --------------------------------------------------------------------------------------------
- --------------------------------------------------------------------------------------------


  *  An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

15

                         NATIONWIDE VARIABLE ACCOUNT-II
                             The BEST OF AMERICA(R)
               NATIONWIDE INSURANCE ENTERPRISE ANNUITY CONTRACTS
                      TAX QUALIFIED and NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                     YEARS ENDED DECEMBER 31, 1996 AND 1995

                                NSATMYMKT      NSATSMCO    NSATTOTRE     NBAMTGRO    NBAMTLMAT    NBAMTPART
- ------------------------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                   $10.076854     11.411037    10.500717     9.971367    10.180593    10.570046
- ------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .513543       .133865      .702739      .904925      .857039      .430854
- ------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .000000      2.461847     1.579762      .002333     (.421520)    2.680302
- ------------------------------------------------------------------------------------------------------------
   Contract charges             (.083050)     (.103406)    (.091880)    (.083343)    (.082563)    (.095650)
- ------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $10.507347     13.903343    12.691338    10.795282    10.533549    13.585552
- ------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)               4%           22%          21%           8%           3%          29%
- ------------------------------------------------------------------------------------------------------------
- ------------------------------------------------------------------------------------------------------------
1995
   Beginning unit value -
     Jan. 1                   $10.000000     10.000000    10.000000    10.000000    10.000000    10.000000
- ------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .090135       .017460      .616695      .000000      .000000      .000000
- ------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .000000      1.407776     (.102353)    (.015308)     .193905      .583646
- ------------------------------------------------------------------------------------------------------------
   Contract charges             (.013281)     (.014199)    (.013625)    (.013325)    (.013312)    (.013600)
- ------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $10.076854     11.411037    10.500717     9.971367    10.180593    10.570046
- ------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)             1%(b)        14%(b)        5%(b)        0%(b)        2%(b)        6%(b)
- ------------------------------------------------------------------------------------------------------------
- ------------------------------------------------------------------------------------------------------------


                                  OPPBDFD      OPPGLSEC      OPPMULT      STSPEC2     STDISC2
- ---------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                    10.287129     10.087683    10.302692    10.587949   10.468286
- ---------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .661948       .000000      .785088      .498307    2.134313
- ---------------------------------------------------------------------------------------------
   Unrealized gain (loss)       (.172176)     1.787331      .804123     1.414208   (2.052747)
- ---------------------------------------------------------------------------------------------
   Contract charges             (.083100)     (.087276)    (.088381)    (.091499)   (.081899)
- ---------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   10.693801     11.787738    11.803522    12.408965   10.467953
- ---------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)               4%           17%          15%          17%          0%
- ---------------------------------------------------------------------------------------------
- ---------------------------------------------------------------------------------------------
1995
   Beginning unit value -
     Jan. 1                    10.000000     10.000000    10.000000    10.000000   10.000000
- ---------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .170891       .000000      .105143      .031024     .134105
- ---------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .129602       .100810      .210984      .570573     .347815
- ---------------------------------------------------------------------------------------------
   Contract charges             (.013364)     (.013127)    (.013435)    (.013648)   (.013634)
- ---------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   10.287129     10.087683    10.302692    10.587949   10.468286
- ---------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)             3%(b)         1%(b)        3%(b)        6%(b)       5%(b)
- ---------------------------------------------------------------------------------------------
- ---------------------------------------------------------------------------------------------


  *  An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

16
                                                           SCHEDULE I, CONTINUED

                         NATIONWIDE VARIABLE ACCOUNT-II
                             The BEST OF AMERICA(R)
               NATIONWIDE INSURANCE ENTERPRISE ANNUITY CONTRACTS
                      TAX QUALIFIED and NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                     YEARS ENDED DECEMBER 31, 1996 AND 1995

                                STINTSTK2      TCIBAL      TCIGRO      TCIINT   TCIVALUE    VEGOLDNR    VEWRLDBD
- ----------------------------------------------------------------------------------------------------------------
1996
   Beginning unit value -
   Jan. 1                     $10.176527   10.216536    9.880281   10.355977  10.000000   11.060595   10.113918
- ----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .050845     .483345    1.108725     .246392    .000000     .234696     .275985
- ----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       1.003660     .758083   (1.532596)   1.237834    .145456    1.758754    (.023506)
- ----------------------------------------------------------------------------------------------------------------
   Contract charges             (.088295)   (.086275)   (.079142)   (.087610)  (.001775)   (.100424)   (.080581)
- ----------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $11.142737   11.371689    9.377268   11.752593  10.143681   12.953621   10.285816
- ----------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value*  (a)              9%          11%        (5)%         13%      1%(b)         17%          2%
- ----------------------------------------------------------------------------------------------------------------
- ----------------------------------------------------------------------------------------------------------------
1995
   Beginning unit value -
     Jan. 1                       **          **      $10.000000   10.000000     **       10.000000   10.000000
- ----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                       .000000     .000000                 .53476     .187333
- ----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                               (.106657)    .369293               1.021372    (.060143)
- ----------------------------------------------------------------------------------------------------------------
   Contract charges                                     (.013062)   (.013316)              (.014253)   (.013272)
- ----------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                                          $ 9.880281   10.355977              11.060595   10.113918
- ----------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                                   (1)%(b)       4%(b)                 11%(b)       1%(b)
- ----------------------------------------------------------------------------------------------------------------
- ----------------------------------------------------------------------------------------------------------------


                                 VEWRLDEMKT   VKACRESEC     WPLNTEQ   WPPVENCAP   WPSMCOGR
- ------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                      10.000000   10.597781   10.363169   10.000000  11.154927
- ------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                 .000000     .284217     .220456     .000000    .000000
- ------------------------------------------------------------------------------------------
   Unrealized gain (loss)          .080700    3.985795     .811087     .166654   1.546684
- ------------------------------------------------------------------------------------------
   Contract charges               (.001756)   (.094132)   (.088469)   (.001763)  (.097367)
- ------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                     10.078944   14.773661   11.306243   10.164891  12.604244
- ------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value*  (a)              1%(b)         39%          9%       2%(b)        13%
- ------------------------------------------------------------------------------------------
- ------------------------------------------------------------------------------------------
1995
   Beginning unit value -
     Jan. 1                         **       10.000000   10.000000        **    10.000000
- ------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .090508     .075167                .000000
- ------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      .520696     .301322               1.168850
- ------------------------------------------------------------------------------------------
   Contract charges                           (.013423)   (.013320)              (.013923)
- ------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                                 10.597781   10.363169              11.154927
- ------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                           6%(b)       4%(b)                12%(b)
- ------------------------------------------------------------------------------------------
- ------------------------------------------------------------------------------------------


  *  An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

17
                                                           SCHEDULE I, CONTINUED

                         NATIONWIDE VARIABLE ACCOUNT-II
                        The BEST OF AMERICA(R) CONTRACTS
                      TAX QUALIFIED and NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                 AVISGRO+    AVISHIYLD+     AVISGVT+    DRYGROINC     DRYSRGRO     DRYSTKIX
- ------------------------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                   $21.880052     20.729452    18.077072    10.000000    14.239508    13.619180
- ------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends              1.871220      1.958372     1.351206      .000000      .735635      .587282
- ------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       1.027121       .758000     (.798218)    (.010207)    2.266421     2.459091
- ------------------------------------------------------------------------------------------------------------
   Contract charges             (.299211)     (.284998)    (.234629)    (.002868)    (.204452)    (.195121)
- ------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $24.479182     23.160826    18.395431     9.986925    17.037112    16.470432
- ------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              12%           12%           2%        0%(b)          20%          21%
- ------------------------------------------------------------------------------------------------------------
- ------------------------------------------------------------------------------------------------------------
1995
   Beginning unit value -
     Jan. 1                   $16.632869     17.247186    15.872495       **        10.721141    10.087774
- ------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends              1.970200      1.862872     1.241711                   .391978      .361278
- ------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       3.537128      1.870069     1.184664                  3.289326     3.325716
- ------------------------------------------------------------------------------------------------------------
   Contract charges             (.260145)     (.250675)    (.221798)                 (.162937)    (.155588)
- ------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $21.880052     20.729452    18.077072                 14.239508    13.619180
- ------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              32%           20%          14%                       33%          35%
- ------------------------------------------------------------------------------------------------------------
- ------------------------------------------------------------------------------------------------------------
1994
   Beginning unit value -
     Jan. 1                   $16.767635     18.696382    16.810323       **        10.702195    10.130946
- ------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .539769      1.648226     1.072204                   .276343      .283238
- ------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       (.458197)    (2.863015)   (1.799954)                 (.117315)    (.195244)
- ------------------------------------------------------------------------------------------------------------
   Contract charges             (.216338)     (.234407)    (.210078)                 (.140082)    (.131166)
- ------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $16.632869     17.247186    15.872495                 10.721141    10.087774
- ------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)             (1)%          (8)%         (6)%                        0%           0%
- ------------------------------------------------------------------------------------------------------------
- ------------------------------------------------------------------------------------------------------------


                                 FIDVIPEI      FIDVIPGR     FIDVIPHI     FIDVIPOV    FIDVIPAM
- ---------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                    24.863579     34.006052    21.817076    14.832631   18.056027
- ---------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends              1.146951      2.442671     1.989184      .364935    1.187807
- ---------------------------------------------------------------------------------------------
   Unrealized gain (loss)       2.376638      2.528836     1.052032     1.580901    1.428293
- ---------------------------------------------------------------------------------------------
   Contract charges             (.343492)     (.480521)    (.304742)    (.204791)   (.249505)
- ---------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   28.043676     38.497038    24.553550    16.573676   20.422622
- ---------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              13%           13%          13%          12%        13%
- ---------------------------------------------------------------------------------------------
- ---------------------------------------------------------------------------------------------
1995
   Beginning unit value -
     Jan. 1                    18.646331     25.451479    18.327364    13.701507   15.641016
- ---------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends              1.458073       .140639     1.326946      .104797     .328525
- ---------------------------------------------------------------------------------------------
   Unrealized gain (loss)       5.043000      8.817717     2.428014     1.210063    2.303674
- ---------------------------------------------------------------------------------------------
   Contract charges             (.283825)     (.403783)    (.265248)    (.183736)   (.217188)
- ---------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   24.863579     34.006052    21.817076    14.832631   18.056027
- ---------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              33%           34%          19%           8%        15%
- ---------------------------------------------------------------------------------------------
- ---------------------------------------------------------------------------------------------
1994
   Beginning unit value -
     Jan. 1                    17.644458     25.790764    18.859652    13.646118   16.874276
- ---------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends              1.324090      1.551366     1.728139      .070437     .820188
- ---------------------------------------------------------------------------------------------
   Unrealized gain (loss)       (.084066)    (1.565204)   (2.016825)     .168983   (1.841072)
- ---------------------------------------------------------------------------------------------
   Contract charges             (.238151)     (.325447)    (.243602)    (.184031)   (.212376)
- ---------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   18.646331     25.451479    18.327364    13.701507   15.641016
- ---------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)               6%          (1)%         (3)%           0%       (7)%
- ---------------------------------------------------------------------------------------------
- ---------------------------------------------------------------------------------------------


  *  An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

  +  See note 1(b).

18
                                                           SCHEDULE I, CONTINUED

                         NATIONWIDE VARIABLE ACCOUNT-II
                        The BEST OF AMERICA(R) CONTRACTS
                      TAX QUALIFIED and NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                           NSATGVTBD    NSATGVTBD
                                FIDVIPCON     NSATCAPAP         QUAL     NON-QUAL    NSATMYMKT
- -----------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                   $11.071500     14.442619    29.663756    29.585401    21.334141
- -----------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .104321       .749106     1.835340     1.830491     1.084427
- -----------------------------------------------------------------------------------------------
   Unrealized gain (loss)       2.235809      2.998126     (.817100)    (.814933)     .000000
- -----------------------------------------------------------------------------------------------
   Contract charges             (.156473)     (.209884)    (.385071)    (.384053)    (.285745)
- -----------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $13.255157     17.979967    30.296925    30.216906    22.132823
- -----------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              20%           24%           2%           2%           4%
- -----------------------------------------------------------------------------------------------
- -----------------------------------------------------------------------------------------------
1995
   Beginning unit value -
     Jan. 1                   $10.000000     11.311683    25.309101    25.242252    20.457373
- -----------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .142778       .642190     1.790910     1.786181     1.150096
- -----------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .998371      2.653706     2.924333     2.916602      .000000
- -----------------------------------------------------------------------------------------------
   Contract charges             (.069649)     (.164960)    (.360588)    (.359634)    (.273328)
- -----------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $11.071500     14.442619    29.663756    29.585401    21.334141
- -----------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)            11%(b)           28%          17%          17%           4%
- -----------------------------------------------------------------------------------------------
- -----------------------------------------------------------------------------------------------
1994
   Beginning unit value -
     Jan. 1                       **        $11.564256    26.497619    26.427634    19.951530
- -----------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .182737     1.662261     1.657870      .769331
- -----------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     (.286833)   (2.516459)   (2.509816)     .000000
- -----------------------------------------------------------------------------------------------
   Contract charges                           (.148477)    (.334320)    (.333436)    (.263488)
- -----------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                                $11.311683    25.309101    25.242252    20.457373
- -----------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                           (2)%         (4)%         (4)%           3%
- -----------------------------------------------------------------------------------------------
- -----------------------------------------------------------------------------------------------


                                              NSATTOTRE     NSATTOTRE
                                  NSATSMCO         QUAL      NON-QUAL     NBAMTGRO    NBAMTLMAT   NBAMTPART
- -----------------------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                     11.410135    52.147953     50.805130    27.626244    16.311479   13.494251
- -----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                .133283     3.474445      3.384976     2.505038     1.372002     .549587
- -----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        2.456383     7.826655      7.625118      .001295     (.677039)   3.410729
- -----------------------------------------------------------------------------------------------------------
   Contract charges              (.167988)    (.741419)     (.722335)    (.375218)    (.214972)   (.198416)
- -----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    13.831813    62.707634     61.092889    29.757359    16.791470   17.256151
- -----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)               21%          20%           20%           8%           3%        28%
- -----------------------------------------------------------------------------------------------------------
- -----------------------------------------------------------------------------------------------------------
1995
   Beginning unit value -
     Jan. 1                     10.000000    40.926247     39.872391    21.247525    14.896724   10.017795
- -----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                .017459     4.054856      3.950443      .751645      .827026     .081856
- -----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        1.418317     7.778269      7.577969     5.960166      .791918    3.550121
- -----------------------------------------------------------------------------------------------------------
   Contract charges              (.025641)    (.611419)     (.595673)    (.333092)    (.204189)   (.155521)
- -----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    11.410135    52.147953     50.805130    27.626244    16.311479   13.494251
- -----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)             14%(b)          27%           27%          30%           9%        35%
- -----------------------------------------------------------------------------------------------------------
- -----------------------------------------------------------------------------------------------------------
1994
   Beginning unit value -
     Jan. 1                        **        41.023082     39.966728    22.656907    15.115753   10.000000
- -----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            2.069920      2.016621     2.730116      .638336     .000000
- -----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    (1.626696)    (1.584802)   (3.855326)    (.662388)    .072563
- -----------------------------------------------------------------------------------------------------------
   Contract charges                           (.540059)     (.526156)    (.284172)    (.194977)   (.054768)
- -----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                                 40.926247     39.872391    21.247525    14.896724   10.017795
- -----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                             0%            0%         (6)%         (1)%      0%(b)
- -----------------------------------------------------------------------------------------------------------
- -----------------------------------------------------------------------------------------------------------


  *  An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

19
                                                           SCHEDULE I, CONTINUED

                         NATIONWIDE VARIABLE ACCOUNT-II
                        The BEST OF AMERICA(R) CONTRACTS
                      TAX QUALIFIED and NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                   YEARS ENDED DECEMBER, 1996, 1995 AND 1994


                                  OPPBDFD         OPPGISEC         OPPMULT         STSPEC2
- ---------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                   $16.781326        11.411200       15.831164       18.071722
- ---------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends              1.076598          .000000        1.203421         .849258
- ---------------------------------------------------------------------------------------------
   Unrealized gain (loss)       (.281316)        2.015955        1.231538        2.405366
- ---------------------------------------------------------------------------------------------
   Contract charges             (.220298)        (.160400)       (.220648)       (.253782)
- ---------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $17.356310        13.266755       18.045475       21.072564
- ---------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)               3%              16%             14%             17%
- ---------------------------------------------------------------------------------------------
- ---------------------------------------------------------------------------------------------
1995
   Beginning unit value -
     Jan. 1                   $14.531774        11.307851       13.216172       14.551898
- ---------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends              1.000174          .297358        1.064619         .752969
- ---------------------------------------------------------------------------------------------
   Unrealized gain (loss)       1.454423         (.045704)       1.742703        2.978530
- ---------------------------------------------------------------------------------------------
   Contract charges             (.205045)        (.148305)       (.192330)       (.211675)
- ---------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $16.781326        11.411200       15.831164       18.071722
- ---------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              15%               1%            20%              24%
- ---------------------------------------------------------------------------------------------
- ---------------------------------------------------------------------------------------------
1994
   Beginning unit value -
     Jan. 1                   $15.013579        12.151882       13.655607       14.230988
- ---------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .845781          .214070         .695235         .407882
- ---------------------------------------------------------------------------------------------
   Unrealized gain (loss)      (1.135198)        (.900281)       (.959283)        .103551
- ---------------------------------------------------------------------------------------------
   Contract charges             (.192388)        (.157820)       (.175387)       (.190523)
- ---------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $14.531774        11.307851       13.216172       14.551898
- ---------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)             (3)%             (7)%           (3)%               2%
- ---------------------------------------------------------------------------------------------
- ---------------------------------------------------------------------------------------------


                                    STDISC2       STINTSTK2          TCIBAL          TCIGRO            TCIINT
- -------------------------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                      16.212409       10.226470       12.912980       25.074858         10.402550
- -------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                3.300022         .050935         .609851        2.810305           .247026
- -------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        (3.176638)       1.007473         .954518       (3.881210)         1.239063
- -------------------------------------------------------------------------------------------------------------
   Contract charges               (.206105)       (.144196)       (.177179)       (.326402)         (.143000)
- -------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                     16.129688       11.140682       14.300170       23.677551         11.745639
- -------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)               (1)%              9%             11%            (6)%               13%
- -------------------------------------------------------------------------------------------------------------
- -------------------------------------------------------------------------------------------------------------
1995
   Beginning unit value -
     Jan. 1                      12.143604       10.000000       10.801286       19.378026          9.392316
- -------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                 .211635         .041084         .305744         .022298           .000000
- -------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)         4.041557         .209464        1.961261        5.972516          1.136498
- -------------------------------------------------------------------------------------------------------------
   Contract charges               (.184387)       (.024078)       (.155311)       (.297982)         (.126264)
- -------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                     16.212409       10.226470       12.912980       25.074858         10.402550
- -------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                34%           2%(b)             20%             29%               11%
- -------------------------------------------------------------------------------------------------------------
- -------------------------------------------------------------------------------------------------------------
1994
   Beginning unit value -
     Jan. 1                      13.003747          **           10.876699       19.864882         10.000000
- -------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                 .971108                         .260548         .002124           .000000
- -------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        (1.670219)                       (.194362)       (.235006)         (.554314)
- -------------------------------------------------------------------------------------------------------------
   Contract charges               (.161032)                       (.141599)       (.253974)         (.053370)
- -------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                     12.143604                       10.801286       19.378026          9.392316
- -------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)               (7)%                            (1)%            (2)%           (6)%(b)
- -------------------------------------------------------------------------------------------------------------
- -------------------------------------------------------------------------------------------------------------


  *  An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

20
                                                           SCHEDULE I, CONTINUED

                         NATIONWIDE VARIABLE ACCOUNT-II
                        The BEST OF AMERICA(R) CONTRACTS
                      TAX QUALIFIED and NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                TCIVALUE     VEGOLDNR     VEWRLDBD   VEWRLDEMKT    VKACRESEC      WPINTEQ    WPPVENCAP    WPSMCOGR
- ---------------------------------------------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                   $10.000000    13.944310    14.433345    10.000000    10.765351    10.661059    10.000000   12.430073
- ---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .000000      .295267      .393026      .000000      .287350      .225703      .000000     .000000
- ---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .145460     2.214346     (.035238)     .080692     4.033978      .833419      .166646    1.720113
- ---------------------------------------------------------------------------------------------------------------------------------
   Contract charges             (.002895)    (.205724)    (.186852)    (.002862)    (.155376)    (.147887)    (.002874)   (.176297)
- ---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $10.142565    16.248199    14.604281    10.077830    14.931303    11.572294    10.163772   13.973889
- ---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)             1%(b)          17%           1%        1%(b)          39%           9%        2%(b)        12%
- ---------------------------------------------------------------------------------------------------------------------------------
- ---------------------------------------------------------------------------------------------------------------------------------
1995
   Beginning unit value -
     Jan. 1                       **       $12.728311    12.465907       **        10.000000    10.000000       **       10.000000
- ---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            .125379     1.008457                   .091958      .077344                  .000000
- ---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    1.262065     1.139655                   .739393      .650502                 2.501564
- ---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                          (.171445)    (.180674)                 (.066000)    (.066787)                (.071491)
- ---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                               $13.944310    14.433345                 10.765351    10.661059                12.430073
- ---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                            10%          16%                     8%(b)        7%(b)                  24%(b)
- ---------------------------------------------------------------------------------------------------------------------------------
- ---------------------------------------------------------------------------------------------------------------------------------
1994
   Beginning unit value -
     Jan. 1                       **       $13.544828    12.798654       **           **           **           **         **
- ---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            .068031      .051478
- ---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    (.711769)    (.222396)
- ---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                          (.172779)    (.161829)
- ---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                               $12.728311    12.465907
- ---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value*(a)                           (6)%          (3)%
- ---------------------------------------------------------------------------------------------------------------------------------
- ---------------------------------------------------------------------------------------------------------------------------------

  *  An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

21

                         NATIONWIDE VARIABLE ACCOUNT-II
                             The BEST OF AMERICA(R)
                     AMERICA'S VISION ANNUITY(SM) CONTRACTS
                      TAX QUALIFIED and NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                      YEARS ENDED DECEMBER, 1996, 1995 AND 1994

                                DRYGROINC      DRYSRGRO     DRYSTKIX     FIDVIPEI     FIDVIPGR
- -----------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                   $10.000000     13.462638    13.549203    14.333670    13.458405
- -----------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .000000       .694830      .583832      .661147      .966633
- -----------------------------------------------------------------------------------------------
   Unrealized gain (loss)       (.010207)     2.141897     2.445129     1.368948     1.000033
- -----------------------------------------------------------------------------------------------
   Contract charges             (.003089)     (.208168)    (.209044)    (.213258)    (.204806)
- -----------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $ 9.986704     16.091197    16.369120    16.150507    15.220265
- -----------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)             0%(b)          20%          21%          13%          13%
- -----------------------------------------------------------------------------------------------
- -----------------------------------------------------------------------------------------------
1995
   Beginning unit value -
     Jan. 1                       **        $10.146464    10.046079    10.760332    10.082986
- -----------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .370596      .359517      .841191      .055711
- -----------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     3.111650     3.310456     2.908537     3.491973
- -----------------------------------------------------------------------------------------------
   Contract charges                           (.166072)    (.166849)    (.176390)    (.172265)
- -----------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                                $13.462638    13.549203    14.333670    13.458405
- -----------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                            33%          35%          33%          33%
- -----------------------------------------------------------------------------------------------
- -----------------------------------------------------------------------------------------------
1994
   Beginning unit value -
     Jan. 1                       **        $10.138790    10.099271    10.192462    10.227729
- -----------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .261532      .282153      .764674      .615160
- -----------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     (.110944)    (.194528)    (.048662)    (.620912)
- -----------------------------------------------------------------------------------------------
   Contract charges                           (.142914)    (.140817)    (.148142)    (.138991)
- -----------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $10.146464    10.046079    10.760332    10.082986
- -----------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                             0%         (1)%           6%         (1)%
- -----------------------------------------------------------------------------------------------
- -----------------------------------------------------------------------------------------------


                                 FIDVIPHI     FIDVIPOV      FIDVIPAM    FIDVIPCON    NSATCAPAP   NSATGVTBD
- ----------------------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                    11.707151    11.394419     11.038610    11.065996    12.811228   11.196001
- ----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends              1.067306      .280317       .726101      .104260      .663900     .692273
- ----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .563776     1.213612       .872284     2.233243     2.658151    (.308425)
- ----------------------------------------------------------------------------------------------------------
   Contract charges             (.176096)    (.169420)     (.164265)    (.168424)    (.200504)   (.156518)
- ----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   13.162137    12.718928     12.472730    13.235075    15.932775   11.423331
- ----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              12%          12%           13%          20%          24%         2%
- ----------------------------------------------------------------------------------------------------------
- ----------------------------------------------------------------------------------------------------------
1995
   Beginning unit value -
     Jan. 1                     9.844496    10.536141      9.571852    10.000000    10.044095    9.562079
- ----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .712698      .080579       .201029      .142710      .569727     .676196
- ----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       1.303393      .929853      1.408870      .998320     2.355148    1.104438
- ----------------------------------------------------------------------------------------------------------
   Contract charges             (.153436)    (.152154)     (.143141)    (.075034)    (.157742)   (.146712)
- ----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   11.707151    11.394419     11.038610    11.065996    12.811228   11.196001
- ----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              19%           8%           15%       11%(b)          28%        17%
- ----------------------------------------------------------------------------------------------------------
- ----------------------------------------------------------------------------------------------------------
1994
   Beginning unit value -
     Jan. 1                    10.140663    10.504149     10.337032       **        10.278752   10.021251
- ---------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .929117      .054214       .502389                   .162311     .628252
- ---------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)      (1.084223)     .130333     (1.127465)                 (.254834)   (.951262)
- ---------------------------------------------------------------------------------------------------------
   Contract charges             (.141061)    (.152555)     (.140104)                 (.142134)   (.136162)
- ---------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    9.844496    10.536141      9.571852                 10.044095    9.562079
- ---------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)             (3)%           0%          (7)%                      (2)%       (5)%
- ----------------------------------------------------------------------------------------------------------
- ----------------------------------------------------------------------------------------------------------


  *  An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

22
                                                           SCHEDULE I, CONTINUED

                         NATIONWIDE VARIABLE ACCOUNT-II
                             The BEST OF AMERICA(R)
                     AMERICA'S VISION ANNUITY(SM) CONTRACTS
                      TAX QUALIFIED and NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                NSATMYMKT      NSATSMCO    NSATTOTRE     NBAMTGRO    NBAMTLMAT
- -----------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                   $10.683538     11.408018    12.801951    12.286164    10.786223
- -----------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .542750       .133144      .852193     1.113872      .907105
- -----------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .000000      2.454868     1.920473      .000119     (.447926)
- -----------------------------------------------------------------------------------------------
   Contract charges             (.154083)     (.180872)    (.196012)    (.179706)    (.153089)
- -----------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $11.072205     13.815158    15.378605    13.220449    11.092313
- -----------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)               4%           21%          20%           8%           3%
- -----------------------------------------------------------------------------------------------
- -----------------------------------------------------------------------------------------------
1995
   Beginning unit value -
     Jan. 1                   $10.254838     10.000000    10.057257     9.458916     9.860649
- -----------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .576257       .017456      .995563      .334560      .547347
- -----------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .000000      1.418186     1.910936     2.652367      .523785
- -----------------------------------------------------------------------------------------------
   Contract charges             (.147557)     (.027624)    (.161805)    (.159679)    (.145558)
- -----------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $10.683538     11.408018    12.801951    12.286164    10.786223
- -----------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value*(a)                4%        14%(b)          27%          30%           9%
- -----------------------------------------------------------------------------------------------
- -----------------------------------------------------------------------------------------------
1994
   Beginning unit value -
     Jan. 1                   $10.011385        **        10.091256    10.096549    10.015749
- -----------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .385849                    .508763     1.216477      .422915
- -----------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .000000                   (.399693)   (1.717723)    (.438889)
- -----------------------------------------------------------------------------------------------
   Contract charges             (.142396)                  (.143069)    (.136387)    (.139126)
- -----------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $10.254838                  10.057257     9.458916     9.860649
- -----------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                2%                         0%         (6)%         (2)%
- -----------------------------------------------------------------------------------------------
- -----------------------------------------------------------------------------------------------


                                NBAMTPART      OPPBDFD      OPPGISEC      OPPMULT      STSPEC2     STDISC2
- ----------------------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                    13.474969    11.228877     10.479380    11.763879    13.287288   13.432714
- ----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .548709      .719951       .000000      .893804      .624234    2.733315
- ----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       3.403649     (.188311)     1.850267      .914532     1.767320   (2.631584)
- ----------------------------------------------------------------------------------------------------------
   Contract charges             (.213357)    (.158726)     (.158642)    (.176576)    (.200949)   (.183898)
- ----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   17.213970    11.601791     12.171005    13.395639    15.477893   13.350547
- ----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              28%           3%           16%          14%          16%       (1)%
- ----------------------------------------------------------------------------------------------------------
- ----------------------------------------------------------------------------------------------------------
1995
   Beginning unit value -
     Jan. 1                    10.013591     9.733460     10.394970     9.830640    10.710138   10.071698
- ----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .081808      .669514       .273289      .791531      .553997     .175352
- ----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       3.546970      .973805      (.042048)    1.295766     2.190922    3.350345
- ----------------------------------------------------------------------------------------------------------
   Contract charges             (.167400)    (.147902)     (.146831)    (.154058)    (.167769)   (.164681)
- ----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   13.474969    11.228877     10.479380    11.763879    13.287288   13.432714
- ----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value*(a)               35%          15%            1%          20%          24%        33%
- ----------------------------------------------------------------------------------------------------------
- ----------------------------------------------------------------------------------------------------------
1994
   Beginning unit value -
     Jan. 1                    10.000000    10.066342     11.182167    10.167774    10.484543   10.796000
- ----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .000000      .566682       .196942      .517326      .300283     .805515
- ----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .072593     (.760661)     (.827742)    (.713828)     .076473   (1.385836)
- ----------------------------------------------------------------------------------------------------------
   Contract charges             (.059002)    (.138903)     (.156397)    (.140632)    (.151161)   (.143981)
- ----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   10.013591     9.733460     10.394970     9.830640    10.710138   10.071698
- ----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)             0%(b)         (3)%          (7)%         (3)%           2%       (7)%
- ----------------------------------------------------------------------------------------------------------
- ----------------------------------------------------------------------------------------------------------


  *  An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

23
                                                           SCHEDULE I, CONTINUED

                         NATIONWIDE VARIABLE ACCOUNT-II
                             The BEST OF AMERICA(R)
                     AMERICA'S VISION ANNUITY(SM) CONTRACTS
                      TAX QUALIFIED and NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                  STINTSTK2      TCIBAL     TCIGRO      TCIINT    TCIVALUE   VEGOLDNR
- ------------------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                     $10.224570   11.914266  12.792935   10.387676   10.000000  11.453100
- ------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                 .050894     .562489   1.433431     .246577     .000000    .242414
- ------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)         1.007035     .880033  (1.979303)   1.236426     .145458   1.818253
- ------------------------------------------------------------------------------------------------------
   Contract charges               (.155247)   (.176049)  (.179337)   (.153778)   (.003118)  (.181973)
- ------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    $11.127252   13.180739  12.067726   11.716901   10.142340  13.331794
- ------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                 9%         11%       (6)%         13%       1%(b)        16%
- ------------------------------------------------------------------------------------------------------
- ------------------------------------------------------------------------------------------------------
1995
   Beginning unit value -
     Jan. 1                     $10.000000    9.975959   9.896469    9.388381      **      10.464922
- ------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                 .041077     .282199    .011387     .000000                .103018
- ------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)          .209428    1.810577   3.048970    1.135219               1.036957
- ------------------------------------------------------------------------------------------------------
   Contract charges               (.025935)   (.154469)  (.163891)   (.135924)              (.151797)
- ------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    $10.224570   11.914266  12.792935   10.387676              11.453100
- ------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              2%(b)         19%        29%         11%                     9%
- ------------------------------------------------------------------------------------------------------
- ------------------------------------------------------------------------------------------------------
1994
   Beginning unit value -
     Jan. 1                         **      $10.055760  10.155359   10.000000      **      11.147499
- ------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .240728    .001086     .000000                .055957
- ------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     (.179560)  (.120150)   (.554133)              (.585405)
- ------------------------------------------------------------------------------------------------------
   Contract charges                           (.140969)  (.139826)   (.057486)              (.153129)
- ------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                                $ 9.975959   9.896469    9.388381              10.464922
- ------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                            (1)%       (3)%     (6)%(b)                   (6)%
- ------------------------------------------------------------------------------------------------------
- ------------------------------------------------------------------------------------------------------


                                 VEWRLDBD  VEWRLDEMKT   VKACRESEC    WPLNTEQ   WPPVENCAP    WPSMCOGR
- ----------------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                    11.473340   10.000000   10.759998  10.655759   10.000000   12.423899
- ----------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .312292     .000000     .286935    .225373     .000000     .000000
- ----------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       (.028284)    .080691    4.028984    .832826     .166644    1.718585
- ----------------------------------------------------------------------------------------------------
   Contract charges             (.159952)   (.003083)   (.167221)  (.159186)   (.003095)   (.189766)
- ----------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   11.597396   10.077608   14.908696  11.554772   10.163549   13.952718
- ----------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)               1%       1%(b)         39%         8%       2%(b)        12%
- ----------------------------------------------------------------------------------------------------
- ----------------------------------------------------------------------------------------------------
1995
   Beginning unit value -
     Jan. 1                     9.919400      **       10.000000  10.000000      **       10.000000
- ----------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .802034                 .091916    .077309                 .000000
- ----------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .906733                 .739173    .650383                2.500906
- ----------------------------------------------------------------------------------------------------
   Contract charges             (.154827)               (.071091)  (.071933)               (.077007)
- ----------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   11.473340               10.759998  10.655759               12.423899
- ----------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              16%                   8%(b)      7%(b)                  24%(b)
- ----------------------------------------------------------------------------------------------------
- ----------------------------------------------------------------------------------------------------
1994
   Beginning unit value -
     Jan. 1                    10.194477      **          **         **          **         **
- ----------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .040987
- ----------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       (.177244)
- ----------------------------------------------------------------------------------------------------
   Contract charges             (.138820)
- ----------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    9.919400
- ----------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              (3)%
- ----------------------------------------------------------------------------------------------------
- ----------------------------------------------------------------------------------------------------


  *  An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

See Note 3.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company) as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES.

                                                       KPMG Peat Marwick LLP

Columbus, Ohio
January 31, 1997

             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Balance Sheets

                         December 31, 1996 and 1995
                              ($000's omitted)

                                         Assets                                                  1996                1995
                                         ------                                               -----------        -----------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $11,970,878 in 1996; $11,862,556 in 1995)               $12,304,639         12,485,564
      Equity securities (cost $43,890 in 1996; $23,617 in 1995)                                    59,131             29,953
   Mortgage loans on real estate, net                                                           5,272,119          4,602,764
   Real estate, net                                                                               265,759            229,442
   Policy loans                                                                                   371,816            336,356
   Other long-term investments                                                                     28,668             61,989
   Short-term investments (note 13)                                                                 4,789             32,792
                                                                                              -----------        -----------
                                                                                               18,306,921         17,778,860
                                                                                              -----------        -----------

Cash                                                                                               43,784              9,455
Accrued investment income                                                                         210,182            212,963
Deferred policy acquisition costs                                                               1,366,509          1,020,356
Investment in subsidiaries classified as discontinued operations (notes 1 and 2)                  485,707            506,677
Other assets (note 6)                                                                             426,441            388,214
Assets held in Separate Accounts (note 8)                                                      26,926,702         18,591,108
                                                                                              -----------        -----------
                                                                                              $47,766,246         38,507,633
                                                                                              -----------        -----------
                                                                                              -----------        -----------
                          Liabilities and Shareholder's Equity
                          ------------------------------------
Future policy benefits and claims (notes 6 and 8)                                             $17,179,060         16,358,614
Policyholders' dividend accumulations                                                             361,401            348,027
Other policyholder funds                                                                           60,073             65,297
Accrued federal income tax (note 7):
   Current                                                                                         30,170             35,301
   Deferred                                                                                       162,212            246,627
                                                                                              -----------        -----------
                                                                                                  192,382            281,928
                                                                                              -----------        -----------

Dividend payable to shareholder (notes 1 and 2)                                                   485,707                -
Other liabilities                                                                                 423,047            234,147
Liabilities related to Separate Accounts (note 8)                                              26,926,702         18,591,108
                                                                                              -----------        -----------
                                                                                               45,628,372         35,879,121
                                                                                              -----------        -----------

Commitments and contingencies (notes 6, 9 and 15)

Shareholder's equity (notes 3, 4, 5, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000,000 shares, issued and
      outstanding 3,814,779 shares                                                                  3,815              3,815
   Additional paid-in capital                                                                     527,874            657,118
   Retained earnings                                                                            1,432,593          1,583,275
   Unrealized gains on securities available-for-sale, net                                         173,592            384,304
                                                                                              -----------        -----------
                                                                                                2,137,874          2,628,512
                                                                                              -----------        -----------
                                                                                              $47,766,246         38,507,633
                                                                                              -----------        -----------
                                                                                              -----------        -----------

See accompanying notes to consolidated financial statements.

             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                    Consolidated Statements of Income

               Years ended December 31, 1996, 1995 and 1994
                           ($000's omitted)


                                                                                     1996            1995             1994
                                                                                 ----------       ----------       ---------
Revenues (note 16):
   Investment product and universal life insurance product policy charges        $  400,902          286,534         217,245
   Traditional life insurance premiums                                              198,642          199,106         176,658
   Net investment income (note 5)                                                 1,357,759        1,294,033       1,210,811
   Realized losses on investments (note 5)                                             (326)          (1,724)        (16,527)
   Other income                                                                      35,861           20,702          11,312
                                                                                 ----------       ----------       ---------
                                                                                  1,992,838        1,798,651       1,599,499
                                                                                 ----------       ----------       ---------

Benefits and expenses:
   Benefits and claims                                                            1,160,580        1,115,493         992,667
   Provision for policyholders' dividends on participating policies (note 12)        40,973           39,937          38,754
   Amortization of deferred policy acquisition costs                                133,394           82,695          85,568
   Other operating expenses (note 13)                                               342,394          272,954         240,652
                                                                                 ----------       ----------       ---------
                                                                                  1,677,341        1,511,079       1,357,641
                                                                                 ----------       ----------       ---------
      Income from continuing operations before federal income tax expense           315,497          287,572         241,858
                                                                                 ----------       ----------       ---------

Federal income tax expense (benefit) (note 7):
   Current                                                                          116,512           88,700          73,559
   Deferred                                                                          (5,623)          11,108           5,030
                                                                                 ----------       ----------       ---------
                                                                                    110,889           99,808          78,589
                                                                                 ----------       ----------       ---------
      Income from continuing operations                                             204,608          187,764         163,269

Income from discontinued operations (less federal income tax expense of
   $4,453, $7,446 and $10,915 in 1996, 1995 and 1994, respectively) (note 2)         11,324           24,714          20,459
                                                                                 ----------       ----------       ---------

      Net income                                                                 $  215,932          212,478         183,728
                                                                                 ----------       ----------       ---------
                                                                                 ----------       ----------       ---------

See accompanying notes to consolidated financial statements.

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Shareholder's Equity

                        Years ended December 31, 1996, 1995 and 1994
                                      ($000's omitted)


                                                                                                 Unrealized
                                                                                               gains (losses)
                                                                Additional                      on securities        Total
                                                    Capital       paid-in       Retained       available-for-    shareholder's
                                                    shares        capital       earnings          sale, net         equity
                                                    -------     ----------      ---------      --------------    -------------
1994:
   Balance, beginning of year                       $3,815        406,089       1,194,519            6,745         1,611,168
   Capital contribution                                -          200,000             -                -             200,000
   Net income                                          -              -           183,728              -             183,728
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 4)                         -              -               -            212,553           212,553
   Unrealized losses on securities available-
      for-sale, net                                    -              -               -           (338,971)         (338,971)
                                                    ------        -------       ---------         ---------        ----------
   Balance, end of year                             $3,815        606,089       1,378,247         (119,673)        1,868,478
                                                    ------        -------       ---------         ---------        ----------
                                                    ------        -------       ---------         ---------        ----------

1995:
   Balance, beginning of year                        3,815        606,089       1,378,247         (119,673)        1,868,478
   Capital contribution (note 13)                      -           51,029             -             (4,111)           46,918
   Dividends to shareholder                            -              -            (7,450)             -              (7,450)
   Net income                                          -              -           212,478              -             212,478
   Unrealized gains on securities available-
      for-sale, net                                    -              -               -            508,088           508,088
                                                    ------        -------       ---------         ---------        ----------
   Balance, end of year                             $3,815        657,118       1,583,275          384,304         2,628,512
                                                    ------        -------       ---------         ---------        ----------
                                                    ------        -------       ---------         ---------        ----------

1996:
   Balance, beginning of year                        3,815        657,118       1,583,275          384,304         2,628,512
   Capital contribution (note 13)                      -               25               5              -                  30
   Dividends to shareholder                            -         (129,269)       (366,619)         (39,819)         (535,707)
   Net income                                          -              -           215,932              -             215,932
   Unrealized losses on securities available-
      for-sale, net                                    -              -               -           (170,893)         (170,893)
                                                    ------        -------       ---------         ---------        ----------
   Balance, end of year                             $3,815        527,874       1,432,593          173,592         2,137,874
                                                    ------        -------       ---------         ---------        ----------
                                                    ------        -------       ---------         ---------        ----------

See accompanying notes to consolidated financial statements.

                NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                   Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)


                                                                                  1996           1995            1994
                                                                              ----------      ---------       ---------
Cash flows from operating activities:
   Net income                                                                 $  215,932        212,478         183,728
   Adjustments to reconcile net income to net cash provided by operating activities:
         Capitalization of deferred policy acquisition costs                    (422,572)      (321,327)       (242,431)
         Amortization of deferred policy acquisition costs                       133,394         82,695          85,568
         Amortization and depreciation                                             6,962         10,234           3,603
         Realized (gains) losses on invested assets, net                            (284)         3,250          16,094
         Deferred federal income tax expense (benefit)                             7,603        (30,673)          9,946
         Decrease (increase) in accrued investment income                          2,781        (16,999)        (12,808)
         (Increase) decrease in other assets                                     (38,876)        39,880        (102,676)
         Increase in policy liabilities                                          305,755        135,937         118,361
         Increase in policyholders' dividend accumulations                        13,374         12,639          15,298
         (Decrease) increase in accrued federal income tax payable                (5,131)        30,836          (5,714)
         Increase in other liabilities                                           188,900         26,851             506
         Other, net                                                              (61,679)         1,832         (29,595)
                                                                              ----------      ---------       ---------
            Net cash provided by operating activities                            346,159        187,633          39,880
                                                                              ----------      ---------       ---------

Cash flows from investing activities:
   Proceeds from maturity of securities available-for-sale                     1,162,766        634,553         544,843
   Proceeds from sale of securities available-for-sale                           299,558        107,345         228,308
   Proceeds from maturity of fixed maturity securities held-to-maturity              -          564,450         491,862
   Proceeds from repayments of mortgage loans on real estate                     309,050        207,832         190,574
   Proceeds from sale of real estate                                              18,519         48,331          46,713
   Proceeds from repayments of policy loans and sale of other invested assets     22,795         53,587         120,506
   Cost of securities available-for-sale acquired                             (1,573,640)    (1,942,413)     (1,816,370)
   Cost of fixed maturity securities held-to-maturity acquired                       -         (593,636)       (410,379)
   Cost of mortgage loans on real estate acquired                               (972,776)      (796,026)       (471,570)
   Cost of real estate acquired                                                   (7,862)       (10,928)         (6,385)
   Policy loans issued and other invested assets acquired                        (57,740)       (75,910)        (65,302)
   Short-term investments, net                                                    28,003         77,837         (89,376)
   Purchase of affiliate (note 13)                                                   -              -          (155,000)
                                                                              ----------      ---------       ---------
            Net cash used in investing activities                               (771,327)    (1,724,978)     (1,391,576)
                                                                              ----------      ---------       ---------

Cash flows from financing activities:
   Proceeds from capital contributions                                                30            -           200,000
   Dividends paid to shareholder                                                 (50,000)        (7,450)            -
   Increase in investment product and universal life insurance
      product account balances                                                 2,293,933      2,809,385       3,547,976
   Decrease in investment product and universal life insurance
      product account balances                                                (1,784,466)    (1,258,758)     (2,412,595)
                                                                              ----------      ---------       ---------
            Net cash provided by financing activities                            459,497      1,543,177       1,335,381
                                                                              ----------      ---------       ---------

Net increase (decrease) in cash                                                   34,329          5,832         (16,315)

Cash, beginning of year                                                            9,455          3,623          19,938
                                                                              ----------      ---------       ---------
Cash, end of year                                                             $   43,784          9,455           3,623
                                                                              ----------      ---------       ---------
                                                                              ----------      ---------       ---------

See accompanying notes to consolidated financial statements.

           NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

               Notes to Consolidated Financial Statements

                    December 31, 1996, 1995 and 1994
                            ($000's omitted)

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

     Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Nationwide Corp.). Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC), West Coast Life Insurance Company (WCLIC), Nationwide Advisory Services, Inc. (formerly Nationwide Financial Services, Inc.), Nationwide Investment Services Corporation (formerly PEBSCO Securities Corporation) (NISC) and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

     Nationwide Corp. formed Nationwide Financial Services, Inc. (NFS) in November 1996 as a holding company for NLIC and the other companies of the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On January 27, 1997, Nationwide Corp. contributed to NFS the common stock of NLIC and three marketing and distribution companies. NFS is planning an initial public offering of its Class A common stock during the first quarter of 1997.

     In anticipation of the restructuring described above, on September 24, 1996, NLIC's Board of Directors declared a dividend payable January 1, 1997 to Nationwide Corp. consisting of the outstanding shares of common stock of certain subsidiaries (ELICW, NCC and WCLIC) that do not offer or distribute long-term savings and retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and another affiliate effective January 1, 1996. These subsidiaries and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 2 and 13.

     In addition, as part of the restructuring described above, NLIC intends to make an $850,000 distribution to NFS which will then make an equivalent distribution to Nationwide Corp.

     The Company is a leading provider of long-term savings and retirement products to retail and institutional customers and is subject to competition from other financial services providers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

     The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

          LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

          CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

          NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

          INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)  DISCONTINUED OPERATIONS

     As discussed in note 1, NFS is a holding company for NLIC and certain other companies that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. to NFS of the outstanding common stock of NLIC and other companies, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

     On September 24, 1996, NLIC's Board of Directors declared a dividend to Nationwide Corp. consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company that serves as a fronting company for a property and casualty subsidiary of Nationwide Mutual Insurance Company (NMIC), an affiliate. NCC maintains its offices in Scottsdale, Arizona. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of these subsidiaries.

     A summary of the combined results of operations, including the results of the accident and health and group life insurance business ELICW assumed from NLIC in 1996, and assets and liabilities of ELICW, NCC and WCLIC as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                   1996         1995        1994
                                                                ----------   ---------    ---------
Revenues                                                        $  668,870     422,149       84,226
Net income                                                          11,324      26,456       11,753
Assets, consisting primarily of investments                      3,029,293   2,967,326    2,537,692
Liabilities, consisting primarily of policy benefits and claims  2,543,586   2,460,649    2,179,263

     During 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 13 for a complete discussion of the reinsurance agreements. NLIC has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies and will cease writing any new business prior to December 31, 1997. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of NLIC.

     A summary of the results of operations, net of amounts ceded to ELICW and NMIC in 1996, and assets and liabilities of NLIC's accident and health and group life insurance business as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                     1996       1995        1994
                                                                  --------     -------     -------
Revenues                                                          $    -       354,788     362,476
Net income (loss)                                                      -        (1,742)      8,706
Assets, consisting primarily of investments                        259,185     239,426     234,082
Liabilities, consisting primarily of policy benefits and claims    259,185     239,426     234,082

(3)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and its insurance subsidiaries, filed with the department of insurance of each insurance company's state of domicile, are prepared on the basis of accounting practices prescribed or permitted by each department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

     In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

     (a)  CONSOLIDATION POLICY

     The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in Subsidiaries Classified as Discontinued Operations" in the accompanying consolidated balance sheets and "Income for Discontinued Operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

     (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

     The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1996 or 1995.

     Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

     Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

     Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

     (c)  REVENUES AND BENEFITS

     INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
     Investment products consist primarily of individual and group variable and fixed annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

     TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     ACCIDENT AND HEALTH INSURANCE PRODUCTS: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred. All accident and health insurance business is accounted for as discontinued operations. See note 2.

     (d)  DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges.
     For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 3(b).

     (e)  SEPARATE ACCOUNTS

     Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

     (f)  FUTURE POLICY BENEFITS

     Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

     Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

     Future policy benefits and claims for collectively renewable long-term disability policies and group long-term disability policies are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted. All health insurance business is accounted for as discontinued operations. See note 2.

     (g)  PARTICIPATING BUSINESS

     Participating business represents approximately 52% in 1996 (54% in 1995 and 55% in 1994) of the Company's life insurance in force, 78% in 1996 (79% in 1995 and 79% in 1994) of the number of life insurance policies in force, and 40% in 1996 (47% in 1995 and 51% in 1994) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued.

     (h)  FEDERAL INCOME TAX

     The Company, with the exception of ELICW, files a consolidated federal income tax return with NMIC, the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. Through 1994, ELICW filed a consolidated federal income tax return with Employers Insurance of Wausau A Mutual Company, an affiliate. Beginning in 1995, ELICW files a separate federal income tax return.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (i)  REINSURANCE CEDED

     Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 2 and 13.

     (j)  RECLASSIFICATION

     Certain items in the 1995 and 1994 consolidated financial statements have been reclassified to conform to the 1996 presentation.


(4)  CHANGE IN ACCOUNTING PRINCIPLE

     Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,299,665 and $6,721,714, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

Excess of fair value over amortized cost of fixed maturity
   securities available-for-sale                                   $ 422,049
Adjustment to deferred policy acquisition costs                      (95,044)
Deferred federal income tax                                         (114,452)
                                                                   ---------
                                                                   $ 212,553
                                                                   ---------
                                                                   ---------

(5)  INVESTMENTS

     The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1996:

                                                                           Gross          Gross
                                                            Amortized    unrealized     unrealized      Estimated
                                                              cost         gains          losses        fair value
                                                         ------------    ----------     ----------     -----------
1996:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
      government corporations and agencies                  $275,696        4,795          (1,340)        279,151
    Obligations of states and political subdivisions           6,242          450              (2)          6,690
    Debt securities issued by foreign governments            100,656        2,141            (857)        101,940
    Corporate securities                                   7,999,310      285,946         (33,686)      8,251,570
    Mortgage-backed securities                             3,588,974       91,438         (15,124)      3,665,288
                                                         ------------    ----------     ----------     -----------
        Total fixed maturity securities                   11,970,878      384,770         (51,009)     12,304,639
  Equity securities                                           43,890       15,571            (330)         59,131
                                                         ------------    ----------     ----------     -----------
                                                         $12,014,768      400,341         (51,339)     12,363,770
                                                         ------------    ----------     ----------     -----------
                                                         ------------    ----------     ----------     -----------

    The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                                 Gross           Gross
                                                              Amortized        unrealized      unrealized       Estimated
                                                                 cost            gains           losses         fair value
1995:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
      government corporations and agencies                    $310,186          12,764               (1)          322,949
    Obligations of states and political subdivisions             8,655           1,205               (1)            9,859
    Debt securities issued by foreign governments              101,414           4,387              (66)          105,735
    Corporate securities                                     7,888,440         473,681          (25,742)        8,336,379
    Mortgage-backed securities                               3,553,861         165,169           (8,388)        3,710,642
                                                           -----------        --------          -------        ----------
        Total fixed maturity securities                     11,862,556         657,206          (34,198)       12,485,564
  Equity securities                                             23,617           6,382              (46)           29,953
                                                           -----------        --------          -------        ----------
                                                           $11,886,173         663,588          (34,244)       12,515,517
                                                           -----------        --------          -------        ----------
                                                           -----------        --------          -------        ----------

The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                  Amortized      Estimated
                                                    cost         fair value
Fixed maturity securities available-for-sale:    -----------     ----------
   Due in one year or less                       $   440,235        444,214
   Due after one year through five years           3,937,010      4,053,152
   Due after five years through ten years          2,809,813      2,871,806
   Due after ten years                             1,194,846      1,270,179
                                                 -----------     ----------
                                                   8,381,904      8,639,351
Mortgage-backed securities                         3,588,974      3,665,288
                                                 -----------     ----------
                                                 $11,970,878     12,304,639
                                                 -----------     ----------
                                                 -----------     ----------

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                   1996          1995
                                                                 --------      --------
Gross unrealized gains                                           $349,002       629,344
Adjustment to deferred policy acquisition costs                   (81,939)     (138,914)
Deferred federal income tax                                       (93,471)     (171,649)
                                                                 --------      --------
                                                                  173,592       318,781
Unrealized gains on securities available-for-sale, net, of
   subsidiaries classified as discontinued operations (note 2)          -        65,523
                                                                 --------      --------
                                                                 $173,592       384,304
                                                                 --------      --------
                                                                 --------      --------

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                1996        1995           1994
                                              ---------    ---------    ----------
Securities available-for-sale:
   Fixed maturity securities                  $(289,247)     876,332      (675,373)
   Equity securities                              8,905          (26)       (1,927)
Fixed maturity securities held-to-maturity            -       75,626      (398,183)
                                              ---------    ---------    ----------
                                              $(280,342)     951,932    (1,075,483)
                                              ---------    ---------    ----------
                                              ---------    ---------    ----------

     Proceeds from the sale of securities available-for-sale during 1996, 1995 and 1994 were $299,558, $107,345 and $228,308, respectively. During 1996, gross gains of $6,606 ($4,838 and $3,045 in 1995 and 1994, respectively) and gross losses of $6,925 ($2,147 and $21,280 in 1995 and 1994, respectively) were realized on those sales.

     During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25,429 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3,535.

     As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995 the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,320,093, resulting in a gross unrealized gain of $155,940.

     Investments that were non-income producing for the twelve month period preceding December 31, 1996 amounted to $26,805 ($27,712 in 1995) and consisted of $248 ($6,982 in 1995) in fixed maturity securities, $20,633 ($14,740 in 1995) in real estate and $5,924 ($5,990 in 1995) in other long-term investments.

     Real estate is presented at cost less accumulated depreciation of $30,338 as of December 31, 1996 ($30,482 as of December 31, 1995)
     and valuation allowances of $15,219 as of December 31, 1996
     ($25,819 as of December 31, 1995).

     The recorded investment of mortgage loans on real estate considered to be impaired (under SFAS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by SFAS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN - INCOME RECOGNITION AND DISCLOSURE) as of December 31, 1996 was $51,765 ($44,409 as of December 31, 1995), which includes $41,663 ($23,975 as of December 31, 1995) of impaired mortgage loans on real estate for which the related valuation allowance was $8,485 ($5,276 as of December 31, 1995) and $10,102 ($20,434 as of December 31, 1995) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1996, the average recorded investment in impaired mortgage loans on real estate was approximately $39,674 ($22,181 in 1995) and interest income recognized on those loans was $2,103 ($387 in 1995), which is equal to interest income recognized using a cash-basis method of income recognition.

     Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                         1996         1995
                                                        -------      ------
Allowance, beginning of year                            $49,128      46,381
     Additions charged to operations                      4,497       7,433
     Direct write-downs charged against the allowance    (2,587)     (4,686)
                                                        -------      ------
Allowance, end of year                                  $51,038      49,128
                                                        -------      ------
                                                        -------      ------

An analysis of investment income by investment type follows for the years ended December 31:

                                                         1996          1995           1994
                                                    ----------      ---------      ---------
Gross investment income:
    Securities available-for-sale:
      Fixed maturity securities                       $917,135        685,787        647,927
      Equity securities                                  1,291          1,330            509
    Fixed maturity securities held-to-maturity               -        201,808        185,938
    Mortgage loans on real estate                      432,815        395,478        372,734
    Real estate                                         44,332         38,344         40,170
    Short-term investments                               4,155         10,576          6,141
    Other                                                3,998          7,239          2,121
                                                    ----------      ---------      ---------
          Total investment income                    1,403,726      1,340,562      1,255,540
Less investment expenses                                45,967         46,529         44,729
                                                    ----------      ---------      ---------
          Net investment income                     $1,357,759      1,294,033      1,210,811
                                                    ----------      ---------      ---------
                                                    ----------      ---------      ---------

An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                             1996         1995        1994
                                           -------       ------     -------
Securities available-for-sale:
   Fixed maturity securities               $(3,462)       4,213      (7,296)
   Equity securities                         3,143        3,386       1,422
Mortgage loans on real estate               (4,115)      (7,091)    (20,446)
Real estate and other                        4,108       (2,232)      9,793
                                           -------       ------     -------
                                           $  (326)      (1,724)    (16,527)
                                           -------       ------     -------
                                           -------       ------     -------

     Fixed maturity securities with an amortized cost of $6,161 and $5,592 as of December 31, 1996 and 1995, respectively, were on deposit with various regulatory agencies as required by law.

(6)  FUTURE POLICY BENEFITS AND CLAIMS

     The liability for future policy benefits for investment contracts represents approximately 87% and 87% of the total liability for future policy benefits as of December 31, 1996 and 1995, respectively. The average interest rate credited on investment product policies was approximately 6.3%, 6.6% and 6.5% for the years ended December 31, 1996, 1995 and 1994, respectively.

     The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

     INTEREST RATES:  Interest rates vary as follows:

     Year of issue                 Interest rates
     -------------       --------------------------------------------------
       1996              6.6%, not graded
       1984-1995         6.0% to 10.5%, not graded
       1966-1983         6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%
       1965 and prior    generally lower than post 1965 issues

     WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

     MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

     The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $240,451 and $245,255 as of December 31, 1996 and 1995, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

     The Company has reinsurance agreements with certain affiliates as described in note 13. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.

(7)  FEDERAL INCOME TAX

     The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1996 and 1995 are as follows:

                                                            1996           1995
                                                          --------       --------
Deferred tax assets:
   Future policy benefits                                 $175,571        149,192
   Liabilities in Separate Accounts                        188,426        129,120
   Mortgage loans on real estate and real estate            23,366         25,165
   Other policyholder funds                                  7,407          7,424
   Other assets and other liabilities                       53,757         41,847
                                                          --------       --------
     Total gross deferred tax assets                       448,527        352,748
     Less valuation allowances                              (7,000)        (7,000)
                                                          --------       --------
     Net deferred tax assets                               441,527        345,748
                                                          --------       --------
                                                          --------       --------

Deferred tax liabilities:
   Deferred policy acquisition costs                       399,345        299,579
   Fixed maturity securities                               133,210        227,345
   Deferred tax on realized investment gains                37,597         40,634
   Equity securities and other long-term investments         8,210          3,780
   Other                                                    25,377         21,037
                                                          --------       --------
     Total gross deferred tax liabilities                  603,739        592,375
                                                          --------       --------
                                                          $162,212        246,627
                                                          --------       --------
                                                          --------       --------

     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1996, 1995 and 1994.

     Total federal income tax expense for the years ended December 31, 1996, 1995 and 1994 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:


                                                      1996               1995               1994
                                                 --------------     --------------     ---------------
                                                  Amount    %        Amount    %         Amount   %
                                                 --------------     --------------     ---------------

Computed (expected) tax expense                  $110,424  35.0     $100,650  35.0     $84,650    35.0
Tax exempt interest and dividends
   received deduction                                (212) (0.1)         (18) (0.0)       (130)   (0.1)
Other, net                                            677   0.3         (824) (0.3)     (5,931)   (2.5)
                                                 --------------     --------------     ---------------
      Total (effective rate of each year)        $110,889  35.2     $ 99,808  34.7     $78,589    32.5
                                                 --------------     --------------     ---------------
                                                 --------------     --------------     ---------------


Total federal income tax paid was $115,839, $51,840 and $83,239 during the years ended December 31, 1996, 1995 and 1994, respectively.


(8)  DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

     SFAS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

     These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

     The following methods and assumptions were used by the Company in estimating its fair value disclosures:

          CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

          FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

          SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

          MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

          INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

          POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

          POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS:
          The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

          COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

     Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follows as of December 31, 1996 and 1995:


                                                                  1996                                   1995
                                                      --------------------------------     --------------------------------
                                                        Carrying          Estimated           Carrying          Estimated
                                                         amount          fair value            amount          fair value
                                                      -------------  -----------------     ---------------  ---------------
ASSETS
Investments:
   Securities available-for-sale:
      Fixed maturity securities                        $12,304,639         12,304,639          12,485,564     12,485,564
      Equity securities                                     59,131             59,131              29,953         29,953
   Mortgage loans on real estate, net                    5,272,119          5,397,865           4,602,764      4,961,655
   Policy loans                                            371,816            371,816             336,356        336,356
   Short-term investments                                    4,789              4,789              32,792         32,792
Cash                                                        43,784             43,784               9,455          9,455
Assets held in Separate Accounts                        26,926,702         26,926,702          18,591,108     18,591,108

LIABILITIES
Investment contracts                                    13,914,441         13,484,526          13,229,360     12,876,798
Policy reserves on life insurance contracts              2,971,337          2,775,991           2,836,323      2,733,486
Policyholders' dividend accumulations                      361,401            361,401             348,027        348,027
Other policyholder funds                                    60,073             60,073              65,297         65,297
Liabilities related to Separate Accounts                26,926,702         26,164,213          18,591,108     18,052,362


(9)  ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURES

     FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $327,456 extending into 1997 were outstanding as of December 31, 1996.

     SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 21% (20% in 1995) in any geographic area and no more than 2% (2% in 1995) with any one borrower as of December 31, 1996.

     The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1996 and 1995. See note 6.

     The summary below depicts loans by remaining principal balance as of December 31, 1996 and 1995:


                                                                                             Apartment
                                         Office         Warehouse           Retail            & other             Total
                                        --------       -----------         --------         ------------       ----------
1996:
  East North Central                    $139,518        119,069              549,064           215,038         1,022,689
  East South Central                      33,267         22,252              172,968            90,623           319,110
  Mountain                                17,972         43,027              113,292            73,390           247,681
  Middle Atlantic                        129,077         54,046              160,833            18,498           362,454
  New England                             33,348         43,581              161,960               -             238,889
  Pacific                                202,562        325,046              424,295           110,108         1,062,011
  South Atlantic                         103,889        134,492              482,934           385,185         1,106,500
  West North Central                     126,467          2,441               75,180            40,529           244,617
  West South Central                     104,877        120,314              197,090           304,256           726,537
                                        --------       -----------         ---------        ------------     ------------
                                        $890,977        864,268            2,337,616         1,237,627         5,330,488
                                        --------       -----------         ---------        ------------
                                        --------       -----------         ---------        ------------
     Less valuation allowances and unamortized discount                                                           58,369
                                                                                                             ------------
          Total mortgage loans on real estate, net                                                            $5,272,119
                                                                                                             ------------
                                                                                                             ------------

1995:
  East North Central                    $138,965        101,925              514,995           175,213           931,098
  East South Central                      21,329         13,053              180,858            82,383           297,623
  Mountain                                  -            17,219              138,220            45,274           200,713
  Middle Atlantic                        116,187         64,813              158,252            10,793           350,045
  New England                              9,559         39,525              148,449                 1           197,534
  Pacific                                183,206        233,186              374,915           105,419           896,726
  South Atlantic                         106,246         73,541              446,800           278,265           904,852
  West North Central                     133,899         14,205               78,065            36,651           262,820
  West South Central                      69,140         92,594              190,299           267,268           619,301
                                        --------       -----------         ---------        ------------     ------------
                                        $778,531        650,061            2,230,853         1,001,267         4,660,712
                                        --------       -----------         ---------        ------------
                                        --------       -----------         ---------        ------------
     Less valuation allowances and unamortized discount                                                           57,948
                                                                                                             ------------
          Total mortgage loans on real estate, net                                                            $4,602,764
                                                                                                             ------------
                                                                                                             ------------

(10) PENSION PLAN

     The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

     Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

     Pension costs charged to operations by the Company during the years ended December 31, 1996, 1995 and 1994 were $7,381, $10,478 and
     $10,063, respectively.

     The Company's net accrued pension expense as of December 31, 1996 and 1995 was $1,075 and $1,392, respectively.

     The net periodic pension cost for the Nationwide Insurance
     Enterprise Retirement Plan as a whole for the year ended December 31, 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995 and 1994 follows:


                                                                            1996                1995                1994
                                                                          --------            --------            --------

     Service cost (benefits earned during the period)                     $ 75,466              64,524             64,740
     Interest cost on projected benefit obligation                         105,511              95,283             73,951
     Actual return on plan assets                                         (210,583)           (249,294)           (21,495)
     Net amortization and deferral                                         101,795             143,353            (62,150)
                                                                          --------            --------            --------
                                                                          $ 72,189              53,866             55,046
                                                                          --------            --------            --------
                                                                          --------            --------            --------

  Basis for measurements, net periodic pension cost:

                                                                            1996                1995                1994
                                                                          --------            --------            --------

     Weighted average discount rate                                        6.00%                7.50%                5.75%
     Rate of increase in future compensation levels                        4.25%                6.25%                4.50%
     Expected long-term rate of return on plan assets                      6.75%                8.75%                7.00%


     Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1996 and 1995 follows:


                                                                                 1996                    1995
                                                                             ------------             -----------
          Accumulated benefit obligation:
            Vested                                                            $1,338,554               1,236,730
            Nonvested                                                             11,149                  26,503
                                                                             ------------             -----------
                                                                              $1,349,703               1,263,233
                                                                             ------------             -----------
                                                                             ------------             -----------

          Net accrued pension expense:
            Projected benefit obligation for services rendered to date        $1,847,828               1,780,616
            Plan assets at fair value                                          1,947,933               1,738,004
                                                                             ------------             -----------
              Plan assets in excess of (less than) projected benefit
                obligation                                                       100,105                 (42,612)
            Unrecognized prior service cost                                       37,870                  42,845
            Unrecognized net gains                                              (201,952)                (63,130)
            Unrecognized net asset at transition                                  37,158                  41,305
                                                                             ------------             -----------
                                                                              $  (26,819)                (21,592)
                                                                             ------------             -----------
                                                                             ------------             -----------

     Basis for measurements, funded status of plan:

                                                                                 1996                    1995
                                                                             ------------             -----------

          Weighted average discount rate                                         6.50%                   6.00%
          Rate of increase in future compensation levels                         4.75%                   4.25%


     Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW.

(11) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation; however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

     The Company's accrued postretirement benefit expense as of December 31, 1996 and 1995 was $34,884 and $33,537, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1996, 1995 and 1994 was $3,286, $3,132 and $4,284, respectively.

     The amount of NPPBC for the plan as a whole for the years ended December 31, 1996, 1995 and 1994 was as follows:


                                                                                     1996            1995            1994
                                                                                   --------        --------        --------

Service cost (benefits attributed to employee service during the year)              $ 6,541          6,235          8,586
Interest cost on accumulated postretirement benefit obligation                       13,679         14,151         14,011
Actual return on plan assets                                                         (4,348)        (2,657)        (1,622)
Amortization of unrecognized transition obligation of affiliates                        173          2,966            568
Net amortization and deferral                                                         1,830         (1,619)         1,622
                                                                                   --------        --------        --------
                                                                                    $17,875         19,076         23,165
                                                                                   --------        --------        --------
                                                                                   --------        --------        --------

     Information regarding the funded status of the plan as a whole as of December 31, 1996 and 1995 follows:


                                                                                              1996                1995
                                                                                            --------            --------
     Accrued postretirement benefit expense:
       Retirees                                                                            $  92,954              88,680
       Fully eligible, active plan participants                                               23,749              28,793
       Other active plan participants                                                         83,986              90,375
                                                                                            --------            --------
         Accumulated postretirement benefit obligation (APBO)                                200,689             207,848
       Plan assets at fair value                                                              63,044              54,325
                                                                                            --------            --------
         Plan assets less than accumulated postretirement benefit obligation                (137,645)           (153,523)
       Unrecognized transition obligation of affiliates                                        1,654               1,827
       Unrecognized net gains                                                                (23,225)             (1,038)
                                                                                            --------            --------
                                                                                           $(159,216)           (152,734)
                                                                                            --------            --------
                                                                                            --------            --------


     Actuarial assumptions used for the measurement of the APBO as of December 31, 1996 and 1995 and the NPPBC for 1996, 1995 and 1994 were as follows:


                                                   1996            1996            1995            1995             1994
                                                   APBO            NPPBC           APBO            NPPBC           NPPBC
                                                 --------        ---------       --------        ---------       ---------

     Discount rate                                 7.25%           6.65%           6.75%           8.00%           7.00%
     Long-term rate of return on plan
       assets, net of tax                            -             4.80%             -             8.00%             N/A
     Assumed health care cost trend rate:
       Initial rate                               11.00%          11.00%          11.00%          10.00%          12.00%
       Ultimate rate                               6.00%           6.00%           6.00%           6.00%           6.00%
       Uniform declining period                  12 Years        12 Years        12 Years        12 Years       12 Years


     The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1996 by $701 and the NPPBC for the year ended
     December 31, 1996 by $83.

(12) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance company subsidiaries exceed the minimum risk-based capital requirements.

     The statutory capital shares and surplus of NLIC as of December 31, 1996, 1995 and 1994 was $1,000,647, $1,363,031 and $1,262,861,
     respectively. The statutory net income of NLIC for the years ended December 31, 1996, 1995 and 1994 was $73,218, $86,529 and $76,532,
     respectively.

     NLIC is limited in the amount of shareholder dividends it may pay without prior approval by the Department of Insurance of the State of Ohio (the Department). NLIC's dividend of the outstanding shares of common stock of certain companies which was declared on September 24, 1996 and the anticipated $850,000 dividend (as discussed in note 1) are deemed extraordinary under Ohio insurance laws. As a result of such dividends, any dividend paid by NLIC during the 12-month period immediately following the $850,000 dividend would also be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval.

     In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholder.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

     (13) TRANSACTIONS WITH AFFILIATES

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1996, 1995 and 1994, the Company made lease payments to NMIC and its subsidiaries of $9,065, $8,986 and $8,133, respectively.

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $101,584, $107,112, and $100,601 in 1996, 1995 and 1994, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $15,111 and $1,186 as of December 31, 1996 and 1995, respectively.

     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1996 and 1995 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

     Intercompany reinsurance contracts exist between NLIC and, respectively NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to NLIC's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by NMIC or ELICW, as the case may be. Risk of asset default is retained by NLIC, although a fee is paid by NMIC or ELICW, as the case may be, to NLIC for the NLIC's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. NLIC believes that the terms of the modified coinsurance agreements are consistent in all material respects with what NLIC could have obtained with unaffiliated parties.

     Amounts ceded to ELICW in 1996 are included in ELICW's results of operations for 1996 which, combined with the results of WCLIC and NCC, are summarized in note 2. Amounts ceded to ELICW in 1996 include premiums of $224,224, net investment income and other revenue of $14,833, and benefits, claims and other expenses of $246,641. Amounts ceded to NMIC in 1996 include premiums of $97,331, net investment income of $10,890, and benefits, claims and other expenses of $100,476.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $4,789 and $9,654 as of December 31, 1996 and 1995, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

     On April, 5 1996, Nationwide Corp. contributed all of the outstanding shares, with shareholder equity value of $30, of NISC to NLIC. NLIC contributed an additional $500 to NISC on August 30, 1996.

     On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. As discussed in note 2, WCLIC is accounted for as discontinued operations.

     Effective December 31, 1994, NLIC purchased all of the outstanding shares of common stock of ELICW from Wausau Service Corporation
     (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC. As discussed in note 2, ELICW is accounted for as discontinued operations.

     Certain annuity products are sold through three affiliated companies which are also subsidiaries of Nationwide Corp. Total commissions and fees paid to these affiliates for the years ended December 31, 1996, 1995 and 1994 were $76,922, $57,280 and $50,168, respectively.


(14) BANK LINES OF CREDIT

     In August 1996, NLIC, along with NMIC, established a $600,000 revolving credit facility which provides for a $600,000 loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled.

(15) CONTINGENCIES

     The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(16) SEGMENT INFORMATION

     The Company has three primary segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses, investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

     During 1996, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

     The following table summarizes the revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1996, 1995 and 1994 and assets as of December 31, 1996, 1995 and 1994, by business segment.


                                                                         1996                 1995                1994
                                                                      ----------           ----------         -----------

     Revenues:
       Variable Annuities                                            $   284,638             189,071            132,687
       Fixed Annuities                                                 1,092,566           1,051,970            939,868
       Life Insurance                                                    435,657             409,135            383,150
       Corporate and Other                                               179,977             148,475            143,794
                                                                      ----------           ----------         -----------
                                                                     $ 1,992,838           1,798,651          1,599,499
                                                                      ----------           ----------         -----------
                                                                      ----------           ----------         -----------

     Income from continuing operations before
       federal income tax expense:
       Variable Annuities                                                 90,244              50,837             24,574
       Fixed Annuities                                                   135,405             137,000            138,950
       Life Insurance                                                     67,242              67,590             53,046
       Corporate and Other                                                22,606              32,145             25,288
                                                                      ----------           ----------         -----------
                                                                     $   315,497             287,572            241,858
                                                                      ----------           ----------         -----------
                                                                      ----------           ----------         -----------

     Assets:
       Variable Annuities                                             25,069,725          17,333,039         11,146,465
       Fixed Annuities                                                13,994,715          13,250,359         11,668,973
       Life Insurance                                                  3,353,286           3,027,420          2,752,283
       Corporate and Other                                             5,348,520           4,896,815          3,678,303
                                                                      ----------           ----------         -----------
                                                                     $ 47,766,246         38,507,633         29,246,024
                                                                      ----------           ----------         -----------
                                                                      ----------           ----------         -----------
